UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07705
                                                     ---------

                               Phoenix Asset Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                                101 Munson Street
                            Greenfield, MA 01301-9668
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


          Kevin J. Carr, Esq.
    Vice President, Chief Legal Officer,              John H. Beers, Esq.
   Counsel and Secretary for Registrant           Vice President and Counsel
      Phoenix Life Insurance Company            Phoenix Life Insurance Company
            One American Row                           One American Row
         Hartford, CT 06103-2899                   Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                   Date of reporting period: December 31, 2006
                                             -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                                                  [LOGO OMITTED]
                                                                      PHOENIX

--------------------------------------------------------------------------------

                                                                   ANNUAL REPORT

Phoenix Rising Dividends Fund

Phoenix Small-Mid Cap Fund

                    |                   | WOULDN'T YOU RATHER HAVE THIS DOCUMENT
                    |                   | E-MAILED TO YOU?
TRUST NAME:         |                   | ELIGIBLE SHAREHOLDERS CAN SIGN UP FOR
PHOENIX ASSET TRUST | December 31, 2006 | E-DELIVERY AT PHOENIXFUNDS.COM
--------------------------------------------------------------------------------

      ---------------------------------------------------------------------
      Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
      ---------------------------------------------------------------------

This report is not authorized for distribution to prospective investors in the Phoenix Asset Trust unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

A MESSAGE FROM THE PRESIDENT

DEAR PHOENIXFUNDS SHAREHOLDER:

[PHOTO OMITTED]

      We are pleased to provide this report for the fiscal year ended December 31, 2006. It includes valuable information about your Phoenix mutual fund(s)--such as performance- and fee-related data and information about each fund's portfolio holdings and transactions for the reporting period. The report also provides commentary from your fund's management team with respect to the fund's performance, its investment strategies, and how the fund performed against the broader market.

      At Phoenix, we strive to provide investors with CHOICE. Our multi-manager approach provides individual investors with access to a variety of investment managers, including some they might otherwise not have access to--managers who are usually available only to larger institutional investors. I am pleased that our fund family, PhoenixFunds, can offer you the ability to invest in funds offered by 15 different management teams, including both Phoenix affiliates and outside sub-advisers.

      We also make diversification easy, with a wide array of investment options--including numerous equity, fixed income and money market funds. For those looking to simplify the investment selection process, we offer Phoenix PHOLIOs(SM) (Phoenix Lifecycle Investment Options). Each PHOLIO is a broadly diversified portfolio of mutual funds that enables investors to gain exposure to a variety of investment options (such as equity, international/global, balanced, alternative and fixed income). Phoenix PHOLIOs were designed to help investors stay on track over time, with a targeted asset allocation mix that is rebalanced regularly.

      Because we offer such an extensive selection of investment options, it's important that you consult an experienced financial professional for help reviewing or rebalancing your portfolio on a regular basis. This can be an effective way to help ensure that your investments are aligned with your financial objectives.

      For more information on the mutual funds and PHOLIOs that we currently offer, I invite you to visit our Web site, at PHOENIXFUNDS.COM.

      As the new president and chief operating officer of Phoenix Investment Partners, Ltd., I would like to thank you for incorporating PhoenixFunds into your financial strategy. It's our privilege to serve you.

Sincerely,

/s/ George R. Aylward

George R. Aylward
President, PhoenixFunds

JANUARY 2007

TABLE OF CONTENTS

Glossary ..............................................................        3

Phoenix Rising Dividends Fund .........................................        4

Phoenix Small-Mid Cap Fund ............................................       13

Notes to Financial Statements .........................................       22

Report of Independent Registered Public Accounting Firm ...............       26

Board of Trustees' Consideration of Investment Advisory and
  Subadvisory Agreements ..............................................       27

Results of Shareholder Meeting ........................................       31

Fund Management Tables ................................................       36

--------------------------------------------------------------------------------
PROXY VOTING PROCEDURES (FORM N-PX)

The adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2006, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.
--------------------------------------------------------------------------------

GLOSSARY

FEDERAL RESERVE (THE "FED")
The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

RUSSELL 2500(TM) INDEX
The Russell 2500(TM) Index is a market capitalization-weighted index of the 2,500 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

S&P 500(R) INDEX
The S&P 500(R) Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH THE ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

PHOENIX RISING DIVIDENDS FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGERS, ALLAN M. RUDNICK AND PAUL WAYNE, CFA

Q: HOW DID THE PHOENIX RISING DIVIDENDS FUND PERFORM FOR ITS FISCAL YEAR ENDED DECEMBER 31, 2006?

A: For the fiscal year ended December 31, 2006, the Fund's Class X shares returned 11.85%, Class A shares returned 11.60%, Class B shares returned 10.80%, and Class C shares returned 10.79%. For the same period, the S&P 500(R) Index, a broad-based equity index and the Fund's style-specific benchmark, returned 15.78%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

Q: HOW DID THE EQUITY MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

A: 2006 marked a historic year for the stock market, as the Dow Jones Industrial Average(SM) pushed through 12,500. The best-performing economic sectors in the S&P 500(R) Index during this time frame were telecommunication services, energy and utilities. The weakest sectors were health care, information technology and industrials.

      Although the Federal Reserve halted its interest rate increases in August 2006 for the first time since mid-2004, global financial liquidity remained stimulative and credit spreads remained near historic lows. This helped to contribute to a slight positive bias toward smaller-capitalization companies for the year. However, this bias was less pronounced than it had been over the past few years. In terms of quality, the sentiment was mixed, which was a departure from the past several years, when lower-quality companies strongly outperformed.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

A: Despite solid, double-digit returns for the Phoenix Rising Dividends Fund, the Fund lagged its benchmark, the S&P 500(R) Index, for the fiscal year. The Fund's underperformance occurred for the most part during the first quarter of 2006, when companies with below-investment-grade-rated balance sheets, in which we had no exposure, sharply outperformed. Over the last three quarters of the year, the Fund only slightly underperformed its benchmark, as it picked up relative performance during months when higher-quality and larger-capitalization companies were in favor.

      Relative stock selection was strongest in the energy, telecommunication services, health care and financial services sectors. Conversely, negative stock selection in the information technology and industrials sectors was detrimental to overall performance.

                                                                    JANUARY 2007

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

FOR DEFINITIONS OF INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 3.

Phoenix Rising Dividends Fund

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS 1                           PERIODS ENDING 12/31/06
--------------------------------------------------------------------------------

                                                          INCEPTION    INCEPTION
                             1 YEAR   5 YEAR   10 YEAR   TO 12/31/06      DATE
                             ------   ------   -------   -----------   ---------
Class X Shares at NAV 2       11.85%   2.56%     5.58%         --            --

Class A Shares at NAV 2       11.60      --        --        6.38%      8/30/02
Class A Shares at POP 3        5.18      --        --        4.93       8/30/02

Class B Shares at NAV 2       10.80      --        --        5.58       8/30/02
Class B Shares with CDSC 4     6.80      --        --        5.19       8/30/02

Class C Shares at NAV 2       10.79      --        --        5.58       8/30/02
Class C Shares with CDSC 4    10.79      --        --        5.58       8/30/02

S&P 500(R) Index              15.78    6.19      8.44      Note 5        Note 5

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

1 TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.

2 "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

3 "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.

4 CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CLASS B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

5 INDEX PERFORMANCE IS 12.65% FOR CLASS A, CLASS B AND CLASS C SHARES (SINCE 8/30/02).

--------------------------------------------------------------------------------
GROWTH OF $10,000                                           PERIODS ENDING 12/31
--------------------------------------------------------------------------------

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 12/31/96 in Class X shares. The total return for Class X shares reflects no sales charge. The performance of the other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes dividends and capital gain distributions are reinvested.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                         Phoenix
                     Rising Dividends
                           Fund                   S&P 500(R)
                         Class X                     Index
                     ----------------             ----------
12/31/96                   10000                     10000
12/31/97                   13099                     13338
12/31/98                   14952                     17173
12/31/99                   17394                     20803
12/29/00                   17046                     18891
12/31/01                   15167                     16648
12/31/02                   12550                     12969
12/31/03                   14866                     16692
12/31/04                   15574                     18505
12/30/05                   15388                     19417
12/29/06                   17211                     22481

For information regarding the index, see the glossary on page 3.

Phoenix Rising Dividends Fund

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
(FOR THE SIX-MONTH PERIOD OF JUNE 30, 2006 TO DECEMBER 31, 2006)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Rising Dividends Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class X shares are sold without a sales charge and do not incur distribution and service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                            Beginning           Ending        Expenses Paid
Rising Dividends Fund     Account Value     Account Value        During
        Class X           June 30, 2006   December 31, 2006      Period*
-----------------------   -------------   -----------------   -------------
Actual                      $1,000.00         $1,119.70           $5.72
Hypothetical (5% return
   before expenses)          1,000.00          1,019.74            5.47

* EXPENSES ARE EQUAL TO THE FUND'S CLASS X ANNUALIZED EXPENSE RATIO OF 1.07%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                            Beginning           Ending        Expenses Paid
Rising Dividends Fund     Account Value     Account Value        During
        Class A           June 30, 2006   December 31, 2006      Period*
-----------------------   -------------   -----------------   -------------
Actual                      $1,000.00         $1,118.50           $7.04
Hypothetical (5% return
   before expenses)          1,000.00          1,018.47            6.73

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.32%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                            Beginning           Ending        Expenses Paid
Rising Dividends Fund     Account Value     Account Value        During
        Class B           June 30, 2006   December 31, 2006      Period*
-----------------------   -------------   -----------------   -------------
Actual                      $1,000.00         $1,114.30          $11.04
Hypothetical (5% return
   before expenses)          1,000.00          1,014.64           10.57

* EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.07%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                            Beginning           Ending        Expenses Paid
Rising Dividends Fund     Account Value     Account Value        During
        Class C           June 30, 2006   December 31, 2006      Period*
-----------------------   -------------   -----------------   -------------
Actual                      $1,000.00         $1,114.20          $11.03
Hypothetical (5% return
   before expenses)          1,000.00          1,014.64           10.57

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.07%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Rising Dividends Fund

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                       12/31/06
--------------------------------------------------------------------------------

As a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Financials                                                                   20%
Information Technology                                                       15
Consumer Staples                                                             12
Health Care                                                                  12
Energy                                                                       11
Industrials                                                                   8
Consumer Discretionary                                                        7
Other (includes short-term investments)                                      15

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2006

                                                         SHARES      VALUE
                                                        -------   -----------
DOMESTIC COMMON STOCKS--97.9%

AIR FREIGHT & LOGISTICS--1.6%
United Parcel Service, Inc. Class B ..............       20,700   $ 1,552,086

ASSET MANAGEMENT & CUSTODY BANKS--1.5%
State Street Corp. ...............................       20,700     1,396,008

COMMUNICATIONS EQUIPMENT--3.5%
Motorola, Inc. ...................................       86,800     1,784,608
Qualcomm, Inc. ...................................       40,400     1,526,716
                                                                  -----------
                                                                    3,311,324
                                                                  -----------

COMPUTER HARDWARE--4.6%
Diebold, Inc.(c) .................................       37,000     1,724,200
International Business Machines Corp. ............       27,410     2,662,881
                                                                  -----------
                                                                    4,387,081
                                                                  -----------

DATA PROCESSING & OUTSOURCED SERVICES--2.0%
Automatic Data Processing, Inc. ..................       38,630     1,902,527

DEPARTMENT STORES--1.9%
Nordstrom, Inc. ..................................       36,700     1,810,778

DIVERSIFIED BANKS--4.3%
U.S. Bancorp .....................................       45,400     1,643,026
Wells Fargo & Co. ................................       68,460     2,434,438
                                                                  -----------
                                                                    4,077,464
                                                                  -----------

ELECTRIC UTILITIES--1.5%
Southern Co. (The)(c) ............................       39,100     1,441,226

FOOTWEAR--2.2%
Nike, Inc. Class B ...............................       21,000     2,079,630

                                                         SHARES      VALUE
                                                        -------   -----------
HEALTH CARE EQUIPMENT--3.7%
Biomet, Inc. .....................................       40,000   $ 1,650,800
Medtronic, Inc. ..................................       35,500     1,899,605
                                                                  -----------
                                                                    3,550,405
                                                                  -----------

HOUSEHOLD PRODUCTS--2.0%
Procter & Gamble Co. (The) .......................       29,000     1,863,830

HYPERMARKETS & SUPER CENTERS--4.3%
Costco Wholesale Corp. ...........................       30,500     1,612,535
Wal-Mart Stores, Inc. ............................       53,300     2,461,394
                                                                  -----------
                                                                    4,073,929
                                                                  -----------

INDUSTRIAL CONGLOMERATES--6.1%
3M Co. ...........................................       23,800     1,854,734
General Electric Co. .............................      107,260     3,991,145
                                                                  -----------
                                                                    5,845,879
                                                                  -----------

INDUSTRIAL MACHINERY--1.4%
Illinois Tool Works, Inc. ........................       28,640     1,322,882

INTEGRATED OIL & GAS--10.7%
Chevron Corp. ....................................       31,800     2,338,254
ConocoPhillips ...................................       44,000     3,165,800
Exxon Mobil Corp. ................................       60,840     4,662,169
                                                                  -----------
                                                                   10,166,223
                                                                  -----------

INTEGRATED TELECOMMUNICATION SERVICES--3.4%
AT&T, Inc. .......................................       89,800     3,210,350

INVESTMENT BANKING & BROKERAGE--3.1%
Morgan Stanley ...................................       36,200     2,947,766


                        See Notes to Financial Statements                      7

Phoenix Rising Dividends Fund

                                                        SHARES       VALUE
                                                      ---------   -----------
LIFE & HEALTH INSURANCE--3.2%
AFLAC, Inc. ......................................       32,400   $ 1,490,400
MetLife, Inc. ....................................       26,900     1,587,369
                                                                  -----------
                                                                    3,077,769
                                                                  -----------

MANAGED HEALTH CARE--1.4%
UnitedHealth Group, Inc. .........................       25,800     1,386,234

MOVIES & ENTERTAINMENT--1.6%
Walt Disney Co. (The) ............................       43,300     1,483,891

MULTI-LINE INSURANCE--1.6%
American International Group, Inc. ...............       21,200     1,519,192

OIL & GAS EXPLORATION & PRODUCTION--1.0%
Apache Corp. .....................................       14,500       964,395

OTHER DIVERSIFIED FINANCIAL SERVICES--4.1%
Bank of America Corp. ............................       46,300     2,471,957
Citigroup, Inc. ..................................       25,600     1,425,920
                                                                  -----------
                                                                    3,897,877
                                                                  -----------

PERSONAL PRODUCTS--1.6%
Avon Products, Inc. ..............................       46,200     1,526,448

PHARMACEUTICALS--7.1%
Abbott Laboratories ..............................       30,300     1,475,913
Johnson & Johnson ................................       57,770     3,813,975
Wyeth ............................................       29,900     1,522,508
                                                                  -----------
                                                                    6,812,396
                                                                  -----------

PUBLISHING--1.9%
Gannett Co., Inc. ................................       30,100     1,819,846

REGIONAL BANKS--1.5%
Synovus Financial Corp. ..........................       46,200     1,424,346

SEMICONDUCTORS--3.5%
Intel Corp. ......................................       72,300     1,464,075
Linear Technology Corp.(c) .......................       60,600     1,837,392
                                                                  -----------
                                                                    3,301,467
                                                                  -----------

                                                        SHARES       VALUE
                                                      ---------   -----------
SOFT DRINKS--4.8%
Coca-Cola Co. (The) ..............................       52,360   $ 2,526,370
PepsiCo, Inc. ....................................       32,100     2,007,855
                                                                  -----------
                                                                    4,534,225
                                                                  -----------

SPECIALTY CHEMICALS--2.6%
Sigma-Aldrich Corp.(c) ...........................       31,400     2,440,408

SYSTEMS SOFTWARE--2.0%
Microsoft Corp. ..................................       65,280     1,949,261

THRIFTS & MORTGAGE FINANCE--2.2%
Countrywide Financial Corp. ......................       50,600     2,147,970
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $79,787,442)                                      93,225,113
--------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--97.9%
(IDENTIFIED COST $79,787,442)                                      93,225,113
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--9.1%

MONEY MARKET MUTUAL FUNDS--7.0%
State Street Navigator Prime Plus
(5.32% seven day effective yield)(b)                  6,624,640     6,624,640

                                                         PAR
                                                        VALUE
                                                        (000)
                                                      ----------
COMMERCIAL PAPER(d)--2.1%
UBS Finance LLC 5.27%, 1/2/07 ...................     $   2,016     2,015,705

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $8,640,345)                                        8,640,345
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--107.0%
(IDENTIFIED COST $88,427,787)                                     101,865,458(a)

Other assets and liabilities, net--(7.0)%                          (6,644,990)

                                                                  -----------
NET ASSETS--100.0%                                                $95,220,468
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $14,344,355 and gross depreciation of $2,014,088 for federal income tax purposes. At December 31, 2006, the aggregate cost of securities for federal income tax purposes was $89,535,191.

(b) Represents security purchased with cash collateral received for securities on loan.

(c)   All or a portion of security is on loan.

(d)   The rate shown is the discount rate.


8                       See Notes to Financial Statements

Phoenix Rising Dividends Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006

ASSETS
Investment securities at value,
   including $6,472,196 of securities on loan
   (Identified cost $88,427,787)                                 $  101,865,458
Cash                                                                      3,433
Receivables
   Dividends                                                            143,044
   Fund shares sold                                                          56
Prepaid expenses                                                         24,488
Other assets                                                             17,284
                                                                 --------------
      Total assets                                                  102,053,763
                                                                 --------------
LIABILITIES
Payables
   Fund shares repurchased                                               50,931
   Upon return of securities loaned                                   6,624,640
   Investment advisory fee                                               60,620
   Printing fee                                                          25,702
   Professional fee                                                      22,308
   Administration fee                                                    13,201
   Transfer agent fee                                                     8,661
   Trustee deferred compensation plan                                    17,284
   Distribution and service fees                                          5,609
   Trustees' fee                                                            969
   Other accrued expenses                                                 3,370
                                                                 --------------
      Total liabilities                                               6,833,295
                                                                 --------------
NET ASSETS                                                       $   95,220,468
                                                                 ==============

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                 $   92,120,061
Undistributed net investment income                                     109,108
Accumulated net realized loss                                       (10,446,372)
Net unrealized appreciation                                          13,437,671
                                                                 --------------
NET ASSETS                                                       $   95,220,468
                                                                 ==============

CLASS X
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $81,417,618)                   4,738,486
Net asset value and offering price per share                     $        17.18

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $9,649,543)                      562,917
Net asset value per share                                        $        17.14
Offering price per share $17.14/(1-5.75%)                        $        18.19

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $2,244,646)                      132,281
Net asset value and offering price per share                     $        16.97

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $1,908,661)                      112,419
Net asset value and offering price per share                     $        16.98

                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2006

INVESTMENT INCOME
Dividends                                                        $    2,060,561
Interest                                                                 68,684
Security lending                                                          2,852
                                                                 --------------
      Total investment income                                         2,132,097
                                                                 --------------

EXPENSES
Investment advisory fee                                                 724,470
Service fees, Class A                                                    26,486
Distribution and service fees, Class B                                   23,859
Distribution and service fees, Class C                                   20,764
Financial agent fee                                                      39,949
Administration fee                                                       41,616
Transfer agent                                                           55,697
Printing                                                                 52,983
Registration                                                             47,873
Professional                                                             28,546
Trustees                                                                 21,757
Custodian                                                                12,139
Miscellaneous                                                            17,803
                                                                 --------------
      Total expenses                                                  1,113,942
Custodian fees paid indirectly                                              (49)
                                                                 --------------
      Net expenses                                                    1,113,893
                                                                 --------------
NET INVESTMENT INCOME (LOSS)                                          1,018,204
                                                                 --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                               2,422,062
Net change in unrealized appreciation (depreciation)
   on investments                                                     7,098,679
                                                                 --------------
NET GAIN (LOSS) ON INVESTMENTS                                        9,520,741
                                                                 --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                               $   10,538,945
                                                                 ==============


                        See Notes to Financial Statements                      9

Phoenix Rising Dividends Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                        Year Ended             Year Ended
                                                                                     December 31, 2006      December 31, 2005
                                                                                     -----------------      -----------------
FROM OPERATIONS
   Net investment income (loss)                                                      $       1,018,204      $       1,250,576
   Net realized gain (loss)                                                                  2,422,062              5,582,035
   Net change in unrealized appreciation (depreciation)                                      7,098,679             (8,998,282)
                                                                                     -----------------      -----------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                              10,538,945             (2,165,671)
                                                                                     -----------------      -----------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class X                                                             (892,367)            (1,324,154)
   Net investment income, Class A                                                              (83,128)              (424,144)
   Net investment income, Class B                                                               (6,451)                (9,192)
   Net investment income, Class C                                                               (5,631)                (8,278)
                                                                                     -----------------      -----------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                  (987,577)            (1,765,768)
                                                                                     -----------------      -----------------

FROM SHARE TRANSACTIONS
CLASS X
   Proceeds from sales of shares (279,891 and 436,950 shares, respectively)                  4,406,894              6,804,544
   Net asset value of shares issued from reinvestment of distributions (32,837
   and 48,431 shares, respectively)                                                            540,399                759,875
   Cost of shares repurchased (1,053,304 and 1,059,956 shares, respectively)               (16,707,249)           (16,369,469)
                                                                                     -----------------      -----------------
Total                                                                                      (11,759,956)            (8,805,050)
                                                                                     -----------------      -----------------
CLASS A
   Proceeds from sales of shares (69,374 and 552,328 shares, respectively)                   1,096,590              8,601,133
   Net asset value of shares issued from reinvestment of distributions (4,886
      and 26,708 shares, respectively)                                                          80,355                416,489
   Cost of shares repurchased (343,702 and 3,101,744 shares, respectively)                  (5,449,114)           (48,397,862)
                                                                                     -----------------      -----------------
Total                                                                                       (4,272,169)           (39,380,240)
                                                                                     -----------------      -----------------
CLASS B
   Proceeds from sales of shares (4,900 and 22,646 shares, respectively)                        77,130                349,846
   Net asset value of shares issued from reinvestment of distributions (259 and
      382 shares, respectively)                                                                  4,197                  5,949
   Cost of shares repurchased (52,127 and 33,260 shares, respectively)                        (816,076)              (513,247)
                                                                                     -----------------      -----------------
Total                                                                                         (734,749)              (157,452)
                                                                                     -----------------      -----------------
CLASS C
   Proceeds from sales of shares (9,949 and 30,780 shares, respectively)                       153,540                475,661
   Net asset value of shares issued from reinvestment of distributions (315 and
      473 shares, respectively)                                                                  5,143                  7,366
   Cost of shares repurchased (53,644 and 74,357 shares, respectively)                        (840,404)            (1,141,833)
                                                                                     -----------------      -----------------
Total                                                                                         (681,721)              (658,806)
                                                                                     -----------------      -----------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                               (17,448,595)           (49,001,548)
                                                                                     -----------------      -----------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                    (7,897,227)           (52,932,987)

NET ASSETS
   Beginning of period                                                                     103,117,695            156,050,682
                                                                                     -----------------      -----------------
   END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $109,108 AND
      $78,481, RESPECTIVELY)                                                         $      95,220,468      $     103,117,695
                                                                                     =================      =================


10                      See Notes to Financial Statements

Phoenix Rising Dividends Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                  CLASS X
                                                --------------------------------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,
                                                --------------------------------------------------------------------
                                                    2006          2005          2004          2003          2002
Net asset value, beginning of period            $    15.53     $    15.95    $    15.40    $    13.03    $   15.81
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                       0.18(2)        0.16(2)       0.20(2)       0.07(2)      0.06
   Net realized and unrealized gain (loss)            1.65          (0.35)         0.53          2.33        (2.78)
                                                ----------     ----------    ----------    ----------    ---------
     TOTAL FROM INVESTMENT OPERATIONS                 1.83          (0.19)         0.73          2.40        (2.72)
                                                ----------     ----------    ----------    ----------    ---------
LESS DISTRIBUTIONS
   Dividends from net investment income              (0.18)         (0.23)        (0.18)        (0.03)       (0.06)
   Distributions from net realized gain                 --             --            --            --           --
                                                ----------     ----------    ----------    ----------    ---------
     TOTAL DISTRIBUTIONS                             (0.18)         (0.23)        (0.18)        (0.03)       (0.06)
                                                ----------     ----------    ----------    ----------    ---------
Change in net asset value                             1.65          (0.42)         0.55          2.37        (2.78)
                                                ----------     ----------    ----------    ----------    ---------
NET ASSET VALUE, END OF PERIOD                  $    17.18     $    15.53    $    15.95    $    15.40    $   13.03
                                                ==========     ==========    ==========    ==========    =========
Total return                                         11.85%         (1.19)%        4.76%        18.45%      (17.25)%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)        $   81,418     $   85,075    $   96,558    $   82,361    $  77,263
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                             1.08%          1.04 %        1.04%         1.19%        1.04 %
   Net investment income (loss)                       1.13%          1.04 %        1.25%         0.53%        0.42 %
Portfolio turnover                                      36%            33 %          22%           26%          26 %

                                                                                   CLASS A
                                                ----------------------------------------------------------------------------
                                                                    YEAR ENDED DECEMBER 31,                FROM INCEPTION
                                                -----------------------------------------------------    AUGUST 30, 2002 TO
                                                    2006           2005         2004           2003      DECEMBER 31, 2002
Net asset value, beginning of period            $    15.49     $    15.91    $    15.35    $    13.02         $  13.53
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                       0.14(2)        0.12(2)       0.17(2)       0.05(2)            --(5)
   Net realized and unrealized gain (loss)            1.65          (0.35)         0.53          2.31            (0.51)
                                                ----------     ----------    ----------    ----------         --------
   TOTAL FROM INVESTMENT OPERATIONS                   1.79          (0.23)         0.70          2.36            (0.51)
                                                ----------     ----------    ----------    ----------         --------
LESS DISTRIBUTIONS
   Dividends from net investment income              (0.14)         (0.19)        (0.14)        (0.03)              --
                                                ----------     ----------    ----------    ----------         --------
     TOTAL DISTRIBUTIONS                             (0.14)         (0.19)        (0.14)        (0.03)              --
                                                ----------     ----------    ----------    ----------         --------
Change in net asset value                             1.65          (0.42)         0.56          2.33            (0.51)
                                                ----------     ----------    ----------    ----------         --------
NET ASSET VALUE, END OF PERIOD                  $    17.14     $    15.49    $    15.91    $    15.35         $  13.02
                                                ==========     ==========    ==========    ==========         ========
Total return(1)                                      11.60%         (1.43)%        4.61%        18.06%           (3.77)%(3)
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)        $    9,650     $   12,894    $   53,369    $   28,988         $  4,012
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                             1.33%          1.29 %        1.28%         1.44%            1.29 %(4)
   Net investment income (loss)                       0.87%          0.76 %        1.09%         0.36%            0.17 %(4)
Portfolio turnover                                      36%            33 %          22%           26%              26 %(3)

(1)   Sales charges are not reflected in the total return calculation.

(2)   Computed using average shares outstanding.

(3)   Not annualized.

(4)   Annualized.

(5)   Amount is less than $0.01.


                      See Notes to Financial Statements                       11

Phoenix Rising Dividends Fund

                                                                                  CLASS B
                                                ---------------------------------------------------------------------------
                                                               YEAR ENDED DECEMBER 31,                     FROM INCEPTION
                                                -----------------------------------------------------    AUGUST 30, 2002 TO
                                                   2006           2005          2004          2003       DECEMBER 31, 2002
Net asset value, beginning of period            $    15.36     $    15.76    $   15.20     $    12.98         $ 13.53
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                       0.02(2)        0.01(2)      0.06(2)       (0.06)(2)       (0.01)
   Net realized and unrealized gain                   1.64          (0.36)        0.52           2.30           (0.54)
                                                ----------     ----------    ----------    ----------         -------
     TOTAL FROM INVESTMENT OPERATIONS                 1.66          (0.35)        0.58           2.24           (0.55)
                                                ----------     ----------    ----------    ----------         -------
LESS DISTRIBUTIONS
   Dividends from net investment income              (0.05)         (0.05)       (0.02)         (0.02)             --
                                                ----------     ----------    ----------    ----------         -------
     TOTAL DISTRIBUTIONS                             (0.05)         (0.05)       (0.02)         (0.02)             --
                                                ----------     ----------    ----------    ----------         -------
Change in net asset value                             1.61          (0.40)        0.56           2.22           (0.55)
                                                ----------     ----------    ----------    ----------         -------
NET ASSET VALUE, END OF PERIOD                  $    16.97     $    15.36    $   15.76     $    15.20         $ 12.98
                                                ==========     ==========    ==========    ==========         =======
Total return(1)                                      10.80%         (2.22)%       3.80%         17.29 %         (4.07)%(4)
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)        $    2,245     $    2,754    $   2,987     $    1,717         $   336
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                             2.08%          2.05 %       2.04%          2.19 %          2.04 %(3)
   Net investment income (loss)                       0.12%          0.05 %       0.36%         (0.47)%         (0.58)%(3)
Portfolio turnover                                      36%            33 %         22%            26 %            26 %(4)

                                                                                   CLASS C
                                                ----------------------------------------------------------------------------
                                                               YEAR ENDED DECEMBER 31,                     FROM INCEPTION
                                                -----------------------------------------------------    AUGUST 30, 2002 TO
                                                   2006           2005          2004           2003       DECEMBER 31, 2002
Net asset value, beginning of period            $    15.37     $    15.77     $   15.20    $    12.98        $   13.53
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                       0.02(2)        0.01(2)       0.05(2)      (0.06)(2)        (0.01)
   Net realized and unrealized gain                   1.64          (0.36)         0.54          2.30            (0.54)
                                                ----------     ----------    ----------    ----------        ---------
     TOTAL FROM INVESTMENT OPERATIONS                 1.66          (0.35)         0.59          2.24            (0.55)
                                                ----------     ----------    ----------    ----------        ---------
LESS DISTRIBUTIONS
 Dividends from net investment income                (0.05)         (0.05)       (0.02)         (0.02)              --
                                                ----------     ----------    ----------    ----------        ---------
     TOTAL DISTRIBUTIONS                             (0.05)         (0.05)        (0.02)        (0.02)              --
                                                ----------     ----------    ----------    ----------        ---------
Change in net asset value                             1.61          (0.40)         0.57          2.22            (0.55)
                                                ----------     ----------    ----------    ----------        ---------
NET ASSET VALUE, END OF PERIOD                  $    16.98     $    15.37     $   15.77    $    15.20        $   12.98
                                                ==========     ==========    ==========    ==========        =========
Total return(1)                                      10.79%         (2.22)%        3.85%        17.24 %          (4.07)%(4)
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)        $    1,909     $    2,395     $   3,137    $    1,952        $     575
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                             2.08%          2.05 %        2.04%         2.19 %           2.04 %(3)
   Net investment income (loss)                       0.13%          0.05 %        0.32%        (0.47)%          (0.58)%(3)
Portfolio turnover                                      36%            33 %          22%           26 %             26 %(4)

(1)   Sales charges are not reflected in the total return calculation.

(2)   Computed using average shares outstanding.

(3)   Annualized.

(4)   Not annualized.


12                       See Notes to Financial Statements

PHOENIX SMALL-MID CAP FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGERS, ROBERT A. SCHWARZKOPF, CFA AND SANDRA L. GLEASON, CFA

Q: HOW DID THE PHOENIX SMALL-MID CAP FUND PERFORM FOR ITS FISCAL YEAR ENDED DECEMBER 31, 2006?

A: For the fiscal year ended December 31, 2006, the Fund's Class X shares returned 12.05%, Class A shares returned 11.70%, Class B shares returned 10.88%, and Class C shares returned 10.93%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 15.78% and the Russell 2500(TM) Index, the Fund's style-specific benchmark, returned 16.17%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

Q: HOW DID THE EQUITY MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

A: 2006 marked a historic year for the stock market, as the Dow Jones Industrial AverageSM pushed through 12,500. Small-capitalization stocks prevailed for the year, outperforming large caps and mid caps.

      During the Fund's fiscal year, the market's best-performing sectors included consumer staples and basic materials, two sectors that rarely lead in bullish markets. By contrast, two sectors that tend to lead in a strong market, technology and health care, lagged the market. The relative underperformance of these classic growth sectors contributed to value stocks outperforming growth stocks for the sixth time in the past seven years.

      The Federal Reserve halted its interest rate increases in August 2006 for the first time since mid-2004 and global financial liquidity remained stimulative, driving the outperformance of stocks ranked "B" to "D" by Standard & Poor's (S&P). Excess liquidity in the marketplace also favored companies financed with junk bonds, as narrowing credit spreads between the 10-year Treasury and the 10-year B-rated industrial bond lowered the cost of capital for the most highly indebted companies.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

A: Despite solid, double-digit returns for the Phoenix Small-Mid Cap Fund, the Fund lagged its Russell 2500(TM) Index benchmark and the overall stock market, as measured by the S&P 500(R) Index, due to sustained low-quality headwinds throughout the Fund's fiscal year. Our overweight position in stocks ranked by S&P as "A-" and above reduced our relative performance, as the Russell 2500's overweight position in stocks ranked "B" to "D" by S&P outperformed. In addition, our overweight position in companies with "A-" to "A+" S&P-rated debt hurt our relative performance, as the Russell 2500 Index's 24% weighting in companies with below-investment-grade debt substantially outperformed the Russell 2500 benchmark and the S&P 500(R) Index.

                                                                    JANUARY 2007

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

FOR DEFINITIONS OF INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 3.

Phoenix Small-Mid Cap Fund

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS 1                           PERIODS ENDING 12/31/06
--------------------------------------------------------------------------------

                                                          INCEPTION    INCEPTION
                             1 YEAR   5 YEAR   10 YEAR   TO 12/31/06      DATE
                             ------   ------   -------   -----------   ---------
Class X Shares at NAV 2      12.05%    6.17%     9.92%         --            --

Class A Shares at NAV 2      11.70       --        --       10.56%      8/30/02

Class A Shares at POP 3       5.28       --        --        9.06       8/30/02

Class B Shares at NAV 2      10.88       --        --        9.79       8/30/02

Class B Shares with CDSC 4    7.25       --        --        9.45       8/30/02

Class C Shares at NAV 2      10.93       --        --        9.82       8/30/02

Class C Shares with CDSC 4   10.93       --        --        9.82       8/30/02

S&P 500(R) Index             15.78     6.19      8.44      Note 5        Note 5

Russell 2500(TM) Index       16.17    12.19     11.26      Note 6        Note 6

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

1 TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.

2 "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

3 "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.

4 CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CLASS B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

5 INDEX PERFORMANCE IS 12.65% FOR CLASS A, CLASS B, CLASS C SHARES (SINCE 8/30/02).

6 INDEX PERFORMANCE IS 18.96% FOR CLASS A, CLASS B, CLASS C SHARES (SINCE 8/30/02).

--------------------------------------------------------------------------------
GROWTH OF $10,000                                           PERIODS ENDING 12/31
--------------------------------------------------------------------------------

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 12/31/96 in Class X shares. The total return for Class X shares reflects no sales charge. The performance of other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes dividends and capital gain distributions are reinvested.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                          Phoenix
                     Small-Mid Cap Fund       S&P 500(R)       Russell 2500(TM)
                          Class X               Index               Index
                      ------------------      ----------       ----------------
12/31/96                   10000                10000               10000
12/31/97                   11946                13338               12436
12/31/98                   13877                17173               12484
12/31/99                   14382                20803               15498
12/29/00                   17945                18891               16159
12/31/01                   19093                16648               16357
12/31/02                   15468                12969               13446
12/31/03                   19560                16692               19565
12/31/04                   22329                18505               23145
12/30/05                   22987                19417               25021
12/29/06                   25757                22481               29066

For information regarding the indexes, see the glossary on page 3.

Phoenix Small-Mid Cap Fund

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
(FOR THE SIX-MONTH PERIOD OF JUNE 30, 2006 TO DECEMBER 31, 2006)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Small-Mid Cap Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class X shares are sold without a sales charge and do not incur distribution and service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                            Beginning           Ending        Expenses Paid
   Small-Mid Cap Fund     Account Value     Account Value        During
        Class X           June 30, 2006   December 31, 2006      Period*
-----------------------   -------------   -----------------   -------------
Actual                      $1,000.00         $1,084.20           $6.39
Hypothetical (5% return
   before expenses)          1,000.00          1,019.00            6.21

* EXPENSES ARE EQUAL TO THE FUND'S CLASS X ANNUALIZED EXPENSE RATIO OF 1.22%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                            Beginning           Ending        Expenses Paid
   Small-Mid Cap Fund     Account Value     Account Value        During
        Class A           June 30, 2006   December 31, 2006      Period*
-----------------------   -------------   -----------------   -------------
Actual                      $1,000.00         $1,082.10           $7.69
Hypothetical (5% return
   before expenses)          1,000.00          1,017.72            7.48

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.47%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                            Beginning           Ending        Expenses Paid
   Small-Mid Cap Fund     Account Value     Account Value        During
        Class B           June 30, 2006   December 31, 2006      Period*
-----------------------   -------------   -----------------   -------------
Actual                      $1,000.00         $1,077.90           $11.60
Hypothetical (5% return
   before expenses)          1,000.00          1,013.90            11.31

* EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.22%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                            Beginning           Ending        Expenses Paid
   Small-Mid Cap Fund     Account Value     Account Value        During
        Class C           June 30, 2006   December 31, 2006      Period*
-----------------------   -------------   -----------------   -------------
Actual                      $1,000.00         $1,078.40           $11.61
Hypothetical (5% return
   before expenses)          1,000.00          1,013.90            11.31

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.22%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Small-Mid Cap Fund

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                       12/31/06
--------------------------------------------------------------------------------

As a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Financials                                                                   20%
Information Technology                                                       20
Industrials                                                                  15
Consumer Discretionary                                                       10
Energy                                                                        7
Materials                                                                     5
Health Care                                                                   3
Other (includes short-term investments)                                      20

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2006

                                                          SHARES       VALUE
                                                         -------    -----------
DOMESTIC COMMON STOCKS--99.3%

ADVERTISING--3.0%
Catalina Marketing Corp.(d) ..........................   121,010    $ 3,327,775

AIR FREIGHT & LOGISTICS--4.8%
Pacer International, Inc.(d) .........................   183,000      5,447,910

APPLICATION SOFTWARE--9.3%
Fair Isaac Corp.(d) ..................................   126,585      5,145,680
Jack Henry & Associates, Inc. ........................   245,815      5,260,441
                                                                    -----------
                                                                     10,406,121
                                                                    -----------

ASSET MANAGEMENT & CUSTODY BANKS--4.8%
Eaton Vance Corp.(d) .................................   163,508      5,397,399

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--4.2%
Copart, Inc.(b) ......................................   158,100      4,743,000

ELECTRONIC EQUIPMENT MANUFACTURERS--4.4%
Mettler-Toledo International, Inc.(b) ................    63,000      4,967,550

ENVIRONMENTAL & FACILITIES SERVICES--1.8%
Stericycle, Inc.(b)(d) ...............................    27,600      2,083,800

HEALTH CARE SERVICES--4.1%
Pediatrix Medical Group, Inc.(b)(d) ..................    95,000      4,645,500

HOMEFURNISHING RETAIL--4.9%
Rent-A-Center, Inc.(b)(d) ............................   186,850      5,513,943

HOUSEHOLD PRODUCTS--3.7%
Church & Dwight Co., Inc.(d) .........................    98,000      4,179,700

INDUSTRIAL CONGLOMERATES--2.9%
Teleflex, Inc.(d) ....................................    50,610      3,267,382

                                                          SHARES       VALUE
                                                         -------    -----------
INDUSTRIAL MACHINERY--2.3%
Donaldson Co., Inc.(d) ...............................    73,200    $ 2,540,772

INSURANCE BROKERS--2.4%
Brown & Brown, Inc.(d) ...............................    95,600      2,696,876

IT CONSULTING & OTHER SERVICES--3.5%
SRA International, Inc. Class A(b)(d) ................   148,000      3,957,520

LIFE & HEALTH INSURANCE--3.6%
StanCorp Financial Group, Inc. .......................    89,000      4,009,450

OFFICE ELECTRONICS--2.5%
Zebra Technologies Corp. Class A(b)(d) ...............    79,300      2,758,847

OFFICE SERVICES & SUPPLIES--2.3%
Mine Safety Appliances Co.(d) ........................    70,000      2,565,500

OIL & GAS EQUIPMENT & SERVICES--5.0%
Universal Compression Holdings, Inc.(b) ..............    91,000      5,652,010

OIL & GAS REFINING & MARKETING--2.8%
World Fuel Services Corp.(d) .........................    70,000      3,112,200

PAPER PACKAGING--3.7%
Bemis Co., Inc. ......................................   121,844      4,140,259

PROPERTY & CASUALTY INSURANCE--4.4%
Philadelphia Consolidated Holding Co.(b) .............   110,000      4,901,600

REGIONAL BANKS--5.0%
UCBH Holdings, Inc.(d) ...............................   322,000      5,654,320

REINSURANCE--3.9%
Reinsurance Group of America, Inc.(d) ................    77,900      4,339,030


16                      See Notes to Financial Statements

Phoenix Small-Mid Cap Fund

                                                     SHARES        VALUE
                                                   ----------   ------------
SEMICONDUCTORS--3.7%
Microchip Technology, Inc.(d) ..................      128,000   $  4,185,600

SPECIALIZED CONSUMER SERVICES--3.6%
Regis Corp.(d) .................................      103,000      4,072,620

SPECIALTY CHEMICALS--2.7%
Valspar Corp. (The) ............................      109,040      3,013,866
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $85,598,341)                                    111,580,550
--------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--99.3%
(IDENTIFIED COST $85,598,341)                                    111,580,550
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--20.2%

MONEY MARKET MUTUAL FUNDS--19.3%
State Street Navigator Prime Plus
(5.32% seven day effective yield)(c) ...........   21,664,728     21,664,728

                                                      PAR
                                                     VALUE
                                                     (000)
                                                   ----------
COMMERCIAL PAPER(e)--0.9%
UBS Finance LLC 5.27%, 1/2/07 ..................   $    1,060      1,059,845

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $22,724,573)                                     22,724,573
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--119.5%
(IDENTIFIED COST $108,322,914)                                   134,305,123(a)

Other assets and liabilities, net--(19.5)%                       (21,890,911)
                                                                ------------
NET ASSETS--100.0%                                              $112,414,212
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $27,277,681 and gross depreciation of $1,295,472 for federal income tax purposes. At December 31, 2006, the aggregate cost of securities for federal income tax purposes was $108,322,914.

(b)   Non-income producing.

(c) Represents security purchased with cash collateral received for securities on loan.

(d)   All or a portion of security is on loan.

(e)   The rate shown is the discount rate.


                        See Notes to Financial Statements                     17

Phoenix Small-Mid Cap Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006

ASSETS
Investment securities at value,
   including $21,165,957 of securities on loan
   (Identified cost $108,322,914)                                 $ 134,305,123
Cash                                                                      2,665
Receivables
   Fund shares sold                                                      74,063
   Dividends                                                             53,910
Prepaid expenses                                                         25,914
Other assets                                                             22,023
                                                                  -------------
      Total assets                                                  134,483,698
                                                                  -------------

LIABILITIES
Payables
   Fund shares repurchased                                              182,694
   Upon return of securities loaned                                  21,664,728
   Investment advisory fee                                               83,052
   Printing fee                                                          27,284
   Transfer agent fee                                                    25,842
   Professional fee                                                      22,310
   Distribution and service fees                                         19,903
   Administration fee                                                    16,220
   Trustee deferred compensation plan                                    22,023
   Trustees' fee                                                          1,201
   Other accrued expenses                                                 4,229
                                                                  -------------
      Total liabilities                                              22,069,486
                                                                  -------------
NET ASSETS                                                        $ 112,414,212
                                                                  =============

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $  82,595,973
Accumulated net investment loss                                            (705)
Accumulated net realized gain                                         3,836,735
Net unrealized appreciation                                          25,982,209
                                                                  -------------
NET ASSETS                                                        $ 112,414,212
                                                                  =============

CLASS X
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $64,361,312)                   3,266,441
Net asset value and offering price per share                      $       19.70

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $33,382,508)                   1,715,346
Net asset value per share                                         $       19.46
Offering price per share $19.46/(1-5.75%)                         $       20.65

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $3,024,350)                      161,203
Net asset value and offering price per share                      $       18.76

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $11,646,042)                     619,950
Net asset value and offering price per share                      $       18.79

                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2006

INVESTMENT INCOME
Dividends                                                         $   1,059,520
Interest                                                                 56,488
Security lending                                                         20,600
                                                                  -------------
      Total investment income                                         1,136,608
                                                                  -------------

EXPENSES
Investment advisory fee                                               1,050,163
Service fees, Class A                                                    89,497
Distribution and service fees, Class B                                   34,255
Distribution and service fees, Class C                                  128,739
Financial agent fee                                                      48,775
Administration fee                                                       51,757
Transfer agent                                                          150,024
Printing                                                                 66,699
Registration                                                             49,603
Professional                                                             28,814
Trustees                                                                 23,532
Custodian                                                                15,763
Miscellaneous                                                            20,964
                                                                  -------------
      Total expenses                                                  1,758,585
Custodian fees paid indirectly                                              (16)
                                                                  -------------
      Net expenses                                                    1,758,569
                                                                  -------------
NET INVESTMENT INCOME (LOSS)                                           (621,961)
                                                                  -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                              22,671,597
Net change in unrealized appreciation (depreciation)
   on investments                                                    (8,461,685)
                                                                  -------------
NET GAIN (LOSS) ON INVESTMENTS                                       14,209,912
                                                                  -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                $  13,587,951
                                                                  =============


18                      See Notes to Financial Statements

Phoenix Small-Mid Cap Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                         Year Ended             Year Ended
                                                                                     December 31, 2006      December 31, 2005
                                                                                     -----------------      -----------------
FROM OPERATIONS
   Net investment income (loss)                                                      $        (621,961)     $        (653,688)
   Net realized gain (loss)                                                                 22,671,597             18,147,704
   Net change in unrealized appreciation (depreciation)                                     (8,461,685)           (15,195,581)
                                                                                     -----------------      -----------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                              13,587,951              2,298,435
                                                                                     -----------------      -----------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net realized long-term gains, Class X                                                   (12,045,753)                    --
   Net realized long-term gains, Class A                                                    (6,157,413)                    --
   Net realized long-term gains, Class B                                                      (579,514)                    --
   Net realized long-term gains, Class C                                                    (2,225,067)                    --
                                                                                     -----------------      -----------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                               (21,007,747)                    --
                                                                                     -----------------      -----------------

FROM SHARE TRANSACTIONS
CLASS X
   Proceeds from sales of shares (290,657 and 477,066 shares, respectively)                  6,427,115              9,519,100
   Net asset value of shares issued from reinvestment of distributions (474,937
      and 0 shares, respectively)                                                            9,449,423                     --
   Cost of shares repurchased (1,173,052 and 1,287,633 shares, respectively)               (25,763,124)           (25,745,311)
                                                                                     -----------------      -----------------
Total                                                                                       (9,886,586)           (16,226,211)
                                                                                     -----------------      -----------------
CLASS A
   Proceeds from sales of shares (282,193 and 847,062 shares, respectively)                  6,138,788             16,653,578
   Net asset value of shares issued from reinvestment of distributions (260,921
      and 0 shares, respectively)                                                            5,128,908                     --
   Cost of shares repurchased (632,842 and 2,626,953 shares, respectively)                 (13,817,508)           (52,735,024)
                                                                                     -----------------      -----------------
Total                                                                                       (2,549,812)           (36,081,446)
                                                                                     -----------------      -----------------
CLASS B
   Proceeds from sales of shares (18,506 and 70,155 shares, respectively)                      385,085              1,363,205
   Net asset value of shares issued from reinvestment of distributions (24,781
      and 0 shares, respectively)                                                              471,043                    --
   Cost of shares repurchased (73,666 and 95,771 shares, respectively)                      (1,563,990)            (1,863,646)
                                                                                     -----------------      -----------------
Total                                                                                         (707,862)              (500,441)
                                                                                     -----------------      -----------------
CLASS C
   Proceeds from sales of shares (127,069 and 128,207 shares, respectively)                  2,617,638              2,482,794
   Net asset value of shares issued from reinvestment of distributions (82,198
      and 0 shares, respectively)                                                            1,562,620                     --
   Cost of shares repurchased (270,816 and 325,669 shares, respectively)                    (5,723,375)            (6,363,844)
                                                                                     -----------------      -----------------
Total                                                                                       (1,543,117)            (3,881,050)
                                                                                     -----------------      -----------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                               (14,687,377)           (56,689,148)
                                                                                     -----------------      -----------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                   (22,107,173)           (54,390,713)

NET ASSETS
   Beginning of period                                                                     134,521,385            188,912,098
                                                                                     -----------------      -----------------
   END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS AND UNDISTRIBUTED
      NET INVESTMENT INCOME OF $(705) AND $0, RESPECTIVELY)                          $     112,414,212      $     134,521,385
                                                                                     =================      =================


                        See Notes to Financial Statements                     19

Phoenix Small-Mid Cap Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                           CLASS X
                                              ----------------------------------------------------------------
                                                                    YEAR ENDED DECEMBER 31,
                                              ----------------------------------------------------------------
                                                2006          2005         2004          2003         2002
Net asset value, beginning of period          $  21.31      $  20.70     $  18.17     $   14.34     $  17.70
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                  (0.07)(2)     (0.04)(2)    (0.06)(2)     (0.05)(2)    (0.06)
   Net realized and unrealized gain (loss)        2.55          0.65         2.59          3.88        (3.30)
                                              --------      --------     --------     ---------     --------
      TOTAL FROM INVESTMENT OPERATIONS            2.48          0.61         2.53          3.83        (3.36)
                                              --------      --------     --------     ---------     --------
LESS DISTRIBUTIONS
   Distributions from net realized gains         (4.09)           --           --            --           --
                                              --------      --------     --------     ---------     --------
      TOTAL DISTRIBUTIONS                        (4.09)           --           --            --           --
                                              --------      --------     --------     ---------     --------
Change in net asset value                        (1.61)         0.61         2.53          3.83        (3.36)
                                              --------      --------     --------     ---------     --------
NET ASSET VALUE, END OF PERIOD                $  19.70      $  21.31     $  20.70     $   18.17     $  14.34
                                              ========      ========     ========     =========     ========
Total return                                     12.05 %        2.95 %      13.92 %       26.71 %     (18.98)%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)      $ 64,361      $ 78,290     $ 92,838     $ 103,269     $ 98,112
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                         1.22 %        1.17 %       1.15 %        1.26 %       1.22 %
   Net investment income (loss)                  (0.30)%       (0.18)%      (0.32)%       (0.35)%      (0.38)%
Portfolio turnover                                  26 %          22 %         16 %          17 %         16 %

                                                                               CLASS A
                                              -------------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31,                    FROM INCEPTION
                                              -------------------------------------------------     AUGUST 30, 2002 TO
                                                2006          2005         2004          2003        DECEMBER 31, 2002
Net asset value, beginning of period          $  21.15      $  20.59     $  18.12     $  14.34          $    15.29
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                  (0.12)(2)     (0.09)(2)    (0.10)(2)    (0.09)(2)           (0.02)
   Net realized and unrealized gain (loss)        2.52          0.65         2.57         3.87               (0.93)
                                              --------      --------     --------     --------          ----------
      TOTAL FROM INVESTMENT OPERATIONS            2.40          0.56         2.47         3.78               (0.95)
                                              --------      --------     --------     --------          ----------
LESS DISTRIBUTIONS
   Distributions from net realized gains         (4.09)           --           --           --                  --
                                              --------      --------     --------     --------          ----------
      TOTAL DISTRIBUTIONS                        (4.09)           --           --           --                  --
                                              --------      --------     --------     --------          ----------
Change in net asset value                        (1.69)         0.56         2.47         3.78               (0.95)
                                              --------      --------     --------     --------          ----------
NET ASSET VALUE, END OF PERIOD                $  19.46      $  21.15     $  20.59     $  18.12          $    14.34
                                              ========      ========     ========     ========          ==========
Total return(1)                                  11.70 %        2.72 %      13.63 %      26.36 %             (6.21)%(4)
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)      $ 33,383      $ 38,170     $ 73,825     $ 39,656          $    2,086
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                         1.47 %        1.42 %       1.41 %       1.51 %              1.47 %(3)
   Net investment income (loss)                  (0.55)%       (0.45)%      (0.55)%      (0.60)%             (0.62)%(3)
Portfolio turnover                                  26 %          22 %         16 %         17 %                16 %(4)

(1)   Sales charges are not reflected in the total return calculation.

(2)   Computed using average shares outstanding.

(3)   Annualized.

(4)   Not annualized.


20                      See Notes to Financial Statements

Phoenix Small-Mid Cap Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                CLASS B
                                              -------------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31,                    FROM INCEPTION
                                              -------------------------------------------------     AUGUST 30, 2002 TO
                                                2006          2005         2004          2003        DECEMBER 31, 2002
Net asset value, beginning of period          $  20.67      $  20.27     $  17.94     $   14.30         $    15.29
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                  (0.28)(2)     (0.23)(2)    (0.24)(2)     (0.20)(2)          (0.02)
   Net realized and unrealized gain (loss)        2.46          0.63         2.57          3.84              (0.97)
                                              --------      --------     --------     ---------         ----------
      TOTAL FROM INVESTMENT OPERATIONS            2.18          0.40         2.33          3.64              (0.99)
                                              --------      --------     --------     ---------         ----------
LESS DISTRIBUTIONS
   Distributions from net realized gains         (4.09)           --           --            --                 --
                                              --------      --------     --------     ---------         ----------
      TOTAL DISTRIBUTIONS                        (4.09)           --           --            --                 --
                                              --------      --------     --------     ---------         ----------
Change in net asset value                        (1.91)         0.40         2.33          3.64              (0.99)
                                              --------      --------     --------     ---------         ----------
NET ASSET VALUE, END OF PERIOD                $  18.76      $  20.67     $  20.27     $   17.94         $    14.30
                                              ========      ========     ========     =========         ==========
Total return(1)                                  10.88 %        1.97 %      12.99 %       25.45 %            (6.47)%(4)
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)      $  3,024      $  3,960     $  4,404     $   2,709         $     626
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                         2.22 %        2.19 %       2.16 %        2.26 %             2.22 %(3)
   Net investment income (loss)                  (1.30)%       (1.19)%      (1.31)%       (1.35)%            (1.37)%(3)
Portfolio turnover                                  26 %          22 %         16 %          17 %               16 %(4)

                                                                              CLASS C
                                              -------------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31,                    FROM INCEPTION
                                              -------------------------------------------------     AUGUST 30, 2002 TO
                                                2006          2005         2004          2003        DECEMBER 31, 2002
Net asset value, beginning of period          $  20.69      $  20.30     $  17.96     $   14.31         $    15.29
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                  (0.28)(2)     (0.23)(2)    (0.24)(2)     (0.20)(2)          (0.03)
   Net realized and unrealized gain (loss)        2.47          0.62         2.58          3.85              (0.95)
                                              --------      --------     --------     ---------         ----------
     TOTAL FROM INVESTMENT OPERATIONS             2.19          0.39         2.34          3.65              (0.98)
                                              --------      --------     --------     ---------         ----------
LESS DISTRIBUTIONS
   Distributions from net realized gains         (4.09)           --           --            --                 --
                                              --------      --------     --------     ---------         ----------
     TOTAL DISTRIBUTIONS                         (4.09)           --           --            --                 --
                                              --------      --------     --------     ---------         ----------
Change in net asset value                        (1.90)         0.39         2.34          3.65              (0.98)
                                              --------      --------     --------     ---------         ----------
NET ASSET VALUE, END OF PERIOD                $  18.79      $  20.69     $  20.30     $   17.96         $    14.31
                                              ========      ========     ========     =========         ==========
Total return(1)                                  10.93 %        1.92 %      13.03 %       25.59 %            (6.47)%(4)
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)      $ 11,646      $ 14,102     $ 17,845     $  12,565         $      572
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                         2.22 %        2.19 %       2.16 %        2.26 %             2.22 %(3)
   Net investment income (loss)                  (1.30)%       (1.19)%      (1.31)%       (1.35)%            (1.37)%(3)
Portfolio turnover                                  26 %          22 %         16 %          17 %               16 %(4)

(1)   Sales charges are not reflected in the total return calculation.

(2)   Computed using average shares outstanding.

(3)   Annualized.

(4)   Not annualized.


                        See Notes to Financial Statements                     21

PHOENIX ASSET TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

1. ORGANIZATION

      Phoenix Asset Trust (the "Trust") (formerly Phoenix-Kayne Funds) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

      Currently two Funds are offered for sale (each a "Fund"). The Phoenix Rising Dividends Fund ("Rising Dividends Fund") is diversified and seeks long-term capital appreciation, with dividend income as a secondary consideration. The Phoenix Small-Mid Cap Fund ("Small-Mid Cap Fund") is diversified and seeks long-term capital appreciation, with dividend income as a secondary consideration.

      The Funds offer the following classes of shares for sale:

                                         Class X   Class A   Class B   Class C
                                         -------   -------   -------   -------
Rising Dividends Fund ................      X         X         X         X
Small-Mid Cap Fund ...................      X         X         X         X

      Class X shares are sold without a sales charge. Class A shares are sold with a front-end sales charge of up to 5.75%. Generally, Class A shares are not subject to any charges by the funds when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions within one year on purchases on which a finder's fee has been paid. Class B shares are sold with a contingent deferred sales charge, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.

      Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Class X bears no distribution and/or service expenses. Income and other expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:

      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

      As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

      Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

      In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

      Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

      The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

      In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and

PHOENIX ASSET TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006 (CONTINUED)

requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. The evaluation of the impact that may result from adopting FIN 48 is in progress.

D. DISTRIBUTIONS TO SHAREHOLDERS:

      Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:

      Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F. FOREIGN CURRENCY TRANSLATION:

      Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from either changes in exchange rates or in the market prices of securities.

G. FOREIGN SECURITY COUNTRY DETERMINATION:

      A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H. SECURITY LENDING:

      The Funds may loan securities to qualified brokers through an agreement with State Street Bank and Trust (the "Custodian"). Under the terms of the agreement, the Fund receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees and rebates charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

      As compensation for its services to the Trust, Phoenix Investment Counsel, Inc. ("PIC") ( the "Adviser"), an indirect wholly-owned subsidiary of the The Phoenix Companies, Inc. ("PNX") is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Rising Dividends Fund ............................................   0.75%
Small-Mid Cap Fund ...............................................   0.85%

      Effective September 1, 2006, PIC replaced Kayne Anderson Rudnick Investment Management, LLC ("Kayne") as adviser to the funds. Kayne now serves as subadviser to each of the funds. PIC and Kayne are affiliated investment advisers. The portfolio managers for each of the funds will continue in their current roles. The funds' investment objectives and investment strategies are not affected by this change. The investment management fee for each fund remains unchanged. The adviser manages the funds' investment program and the general operations of the funds, including oversight of the funds' subadviser. The subadviser manages the investments of the funds.

      As distributor of each Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Funds that it retained net selling commissions and deferred sales charges for the fiscal year (the "period") ended December 31, 2006, as follows:

                                Class A        Class B         Class C
                              Net Selling      Deferred        Deferred
                              Commissions   Sales Charges   Sales Charges
                              -----------   -------------   -------------
Rising Dividends Fund .....     $   336        $ 11,234        $    80
Small-Mid Cap Fund ........       2,410          10,496          2,820

PHOENIX ASSET TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006 (CONTINUED)

      In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each respective Class.

      Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

      Effective July 1, 2006 PEPCO serves as the Administrator to the Trust. For its services, PEPCO receives an administration fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion and 0.07% over $15 billion of the average net assets across all non-money market funds in the Phoenix Funds and Phoenix Edge Series Fund.

      Until June 30, 2006, PEPCO served as Financial Agent to the Trust. PEPCO received a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide oversight of the performance of PFPC Inc. (subagent to PEPCO), plus (2) the documented cost of fund accounting, tax services and related services provided by PFPC Inc. For the period ended December 31, 2006, the Trust incurred administration and/or financial agent fees totaling $182,097.

      PEPCO serves as the Trust's transfer agent with Boston Financial Data Services, Inc. serving as subtransfer agent. For the period ended December 31, 2006, transfer agent fees were $205,721 as reported in the Statements of Operations, of which PEPCO retained the following:

                                                                  Transfer Agent
                                                                   Fee Retained
                                                                  --------------
Small-Mid Cap Fund ............................................       $23,417

      At December 31, 2006, PNX and its affiliates, the retirement plans of PNX and its affiliates, and Phoenix affiliated Funds held shares which aggregated the following:

                                                                       Aggregate
                                                                       Net Asset
                                                              Shares     Value
                                                              ------   ---------
Rising Dividends Fund
   Class B ................................................    7,457    $126,545
   Class C ................................................    7,452     126,535
Small-Mid Cap Fund
   Class B ................................................    2,136      40,071

      The Trust provides a deferred compensation plan for its trustees who are not officers of PNX. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the shares of those funds selected by the trustees. Investments in such funds are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2006.

4. PURCHASES AND SALES OF SECURITIES

      Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) for the period ended December 31, 2006, were as follows:

                                                        Purchases       Sales
                                                       -----------   -----------
Rising Dividends Fund ..............................   $34,441,449   $52,109,194
Small-Mid Cap Fund .................................    32,201,753    68,581,395

      There were no purchases or sales of long-term U.S. Government and agency securities for the period ended December 31, 2006.

5. 10% SHAREHOLDERS

      As December 31, 2006, certain Funds had individual shareholder accounts and/or omnibus shareholder accounts (which are comprised of a group of individual shareholders), which amounted to more than 10% of the total shares outstanding of the fund as detailed below. The shareholders are not affiliated with PNX.

                                                        % Shares        Number
                                                       Outstanding   of Accounts
                                                       -----------   -----------
Rising Dividends Fund ..............................      10.2%            1

6. CREDIT RISK AND ASSET CONCENTRATIONS

      Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

7. INDEMNIFICATIONS

      Under the Funds' organizational documents, their trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

8. REGULATORY EXAMS

      Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the Boston District Office of the Securities and Exchange Commission ("SEC") conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the Boston District Office issued a deficiency letter noting perceived weaknesses in procedures for monitoring trading to prevent market timing activity prior to 2004. The staff requested the Company to conduct an analysis

PHOENIX ASSET TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006 (CONTINUED)

as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. In 2005, based on the third party analysis the Company notified the staff at the SEC Boston District Office that reimbursements were not appropriate under the circumstances. The Company does not believe that the outcome of this matter will be material to these financial statements.

9. FEDERAL INCOME TAX INFORMATION

      The Funds have capital loss carryovers which may be used to offset future capital gains, as follows:

                                                     Expiration Date
                                        ----------------------------------------
                                           2010           2011          Total
                                        ----------    -----------    -----------
Rising Dividends
   Fund ............................    $ 4,465,21    $ 4,873,757    $ 9,338,968
Small-Mid Cap
   Fund ............................            --             --             --

      The Funds may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

      For the period ended December 31, 2006, the Funds utilized losses deferred in prior years against current year capital gains as follows:

Rising Dividends Fund ..............    $ 2,472,427
Small-Mid Cap Fund .................        838,736

      Under current tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2006 the Funds deferred and recognized post-October losses as follows:

                                          Capital Deferred    Capital Recognized
                                          ----------------    ------------------
Rising Dividends Fund ................          $ --               $ 95,229

      The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation), which are disclosed in the Schedules of Investments) consist of undistributed ordinary income and undistributed long-term capital gains as follows:

                                                   Undistributed   Undistributed
                                                     Ordinary        Long-Term
                                                      Income       Capital Gains
                                                   -------------   -------------
Rising Dividends Fund. ........................      $ 117,327       $       --
Small-Mid Cap Fund ............................        270,374        3,566,361

      The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

10. RECLASSIFICATION OF CAPITAL ACCOUNTS

      For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Funds. For the year ended December 31, 2006, the following Funds recorded reclassifications to increase (decrease) the accounts as listed below:

                                  Capital Paid
                                      in on
                                    Shares of     Accumulated     Undistributed
                                    Beneficial    Net Realized    Net Investment
                                     Interest      Gain (Loss)     Income (Loss)
                                  -------------   ------------    --------------
Small-Mid Cap Fund .............      $ --         $ (621,256)       $ 621,256

11. SUBSEQUENT EVENT

      Effective January 5, 2007, Class X Shares offered by the funds are renamed Class I shares.

--------------------------------------------------------------------------------
                             TAX NOTICE (UNAUDITED)

      For the fiscal year ended December 31, 2006, for federal income tax purposes, 100% of the ordinary income dividends earned by the Funds qualify for the dividends received deduction for corporate shareholders.

      For the fiscal year ended December 31, 2006, the Funds hereby designate 100%, or the maximum amount allowable, of its ordinary income dividends to qualify for the lower tax rates applicable to individual shareholders. The actual percentage for the calendar year will be designated in the year-end tax statements.

      For the year ended December 31, 2005, the following funds designated long-term capital gains dividends:

               Small-Mid Cap Fund ................... $ 21,007,747
--------------------------------------------------------------------------------

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS [LOGO OMITTED]

To the Board of Trustees of
Phoenix Asset Trust and Shareholders of
Phoenix Rising Dividends Fund
Phoenix Small-Mid Cap Fund

      In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix Rising Dividends Fund and Phoenix Small-Mid Cap Fund (constituting Phoenix Asset Trust (formerly Phoenix-Kayne Fund), hereafter referred to as the "Trust") at December 31, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
February 21, 2007

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX RISING DIVIDENDS FUND (THE "FUND")
DECEMBER 31, 2006 (UNAUDITED)

      The Board of Trustees is responsible for determining whether to approve the Fund's investment advisory and subadvisory agreements. The Board, including a majority of the independent Trustees, at a meeting held on November 16, 2006, renewed the investment advisory agreement (the "Advisory Agreement") between Phoenix Investment Counsel, Inc. ("PIC") and the Fund, and the investment subadvisory agreement (the "Subadvisory Agreement") between PIC and Kayne Anderson Rudnick Investment Management, LLC ("Subadvisor"), each of which took effect on September 1, 2006. Prior to September 1, 2006, Kayne Anderson Rudnick Investment Management, LLC had acted as investment adviser to the Fund. Effective September 1, 2006, PIC became Investment Adviser and Kayne Anderson Rudnick became Subadvisor as a result of a realignment in investment advisers wholly owned and controlled by Phoenix Investment Partners, Inc. The Fund relied on opinion of special counsel to determine that shareholder approval of the new advisory agreement was not needed due to these actions. Pursuant to the Advisory Agreement, PIC provides advisory services to the Fund. Pursuant to the Subadvisory Agreement, the Subadvisor provides the day to day investment management for the Fund.

      During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving each agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of each agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

ADVISORY AGREEMENT CONSIDERATIONS

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services provided by PIC and its affiliates are reasonable. The Board's conclusion was based, in part, upon services provided to other funds managed by PIC and which would be provided to the Fund, such as quarterly reports provided by PIC: 1) comparing the performance of the Fund with a peer group and benchmark, 2) showing that the investment policies and restrictions for the Fund were followed, and 3) covering matters such as the compliance of investment personnel and other access persons with PIC's and the Fund's code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment. The Board noted that PIC would be responsible for the general oversight of the investment programs of the Fund and the monitoring of the Subadvisor's investment performance and its compliance with applicable laws, regulations, policies and procedures. In this regard, the Board considered the detailed performance review process of PIC's Investment Oversight Committee. With respect to compliance monitoring, the Board noted that PIC requires quarterly compliance certifications from the Subadvisor and would conduct compliance due diligence visits at the Subadvisor. The Board also considered the experience of PIC having acted as an investment adviser to mutual funds for over 70 years and its current experience in acting as an investment adviser to over 60 mutual funds and several institutional clients. The Board also noted the extent of benefits that are provided to Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the transfer agent and shareholder services that are provided to Fund shareholders by an affiliate of PIC, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

      INVESTMENT PERFORMANCE. The Board did not separately review performance for PIC as the Advisory Agreement was in effect only as of September 1, 2006.

      PROFITABILITY. The Board also considered the level of profits expected to be realized by PIC and its affiliates in connection with the operation of the Fund. In this regard, the Board reviewed the Fund profitability analysis addressing the overall profitability of PIC for its management of the Phoenix retail fund family, as well as its expected profits and that of its affiliates for providing administrative support for the Fund. Attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation appeared reasonable. The Board concluded that the expected profitability to PIC from the Fund was reasonable.

      MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of Fund expenses. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of funds selected by Lipper as the Fund's appropriate Lipper expense peer group. The Board noted that the total expenses of the Fund were higher than the average total expenses for comparable funds and that the management fee was above the median for the peer group. The Board further noted that the management fee remained the same after PIC became the investment adviser for the Fund. After hearing management's reasoning for the transfer to PIC as investment adviser and the changes in investment strategies to allow investment in a broader range of securities, the Board was satisfied with the management fee and with management's response regarding expenses and concluded that the Fund's management fee and expenses were reasonable.

      ECONOMIES OF SCALE. The Board noted that it was likely that PIC and the Fund would achieve certain economies of scale as the assets grew. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX RISING DIVIDENDS FUND (THE "FUND")
DECEMBER 31, 2006 (UNAUDITED) (CONTINUED)

SUBADVISORY AGREEMENT CONSIDERATIONS

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services that are provided by the Subadvisor are reasonable. The Board's opinion was based, in part, upon the extensive experience of the Subadvisor and the portfolio managers in managing other accounts, as well as managing the Fund as investment adviser until September 1, 2006. In this regard, the Board noted that the three members of the portfolio management team had over 43, 21, and seven years of experience, respectively, in managing investments for clients of the Subadvisor. The Board also considered the Subadvisor's experience in managing over $8 billion in assets. Turning to compensation, the Board noted that a primary factor in the Subadvisor's determination of the amount of bonus compensation to portfolio managers was the relative investment performance of the funds that they managed which would align their interests with those of the Fund's shareholders. The Board also considered and was satisfied with the adequacy of the Subadvisor's compliance program.

      INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing the performance was given in a report for the Fund prepared by Lipper Financial Services ("Lipper") for the contract renewal process. The Lipper report showed the investment performance of the Fund's Class X shares for the 1, 3, 5 and 10 year periods ended September 30, 2006 and the year-to-date period ended September 30, 2006. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that while the Fund had trailed its benchmark and the Lipper peer group average for its investment style for all periods, it was satisfied with the changes in investment strategies that will allow investment in a broader range of securities. The Board further determined to include the Fund to the list of funds to be monitored for performance issues.

      PROFITABILITY. The Board did not separately review profitability information for the Subadvisor, noting that the subadvisory fee is paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

      SUBADVISORY FEE. The Board reviewed the subadvisory fees along with fees charged by the Subadvisor to comparative funds that it managed, but also noted that the subadvisory fees are paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

      ECONOMIES OF SCALE. The Board also considered the existence of any economies of scale and whether those economies would be passed along to the Fund's shareholders, but noted that any economies would be generated with respect to PIC because the Fund does not pay the subadvisory fee.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX SMALL-MID CAP FUND (THE "FUND")
DECEMBER 31, 2006 (UNAUDITED)

      The Board of Trustees is responsible for determining whether to approve the Fund's investment advisory and subadvisory agreements. The Board, including a majority of the independent Trustees, at a meeting held on November 16, 2006, renewed the investment advisory agreement (the "Advisory Agreement") between Phoenix Investment Counsel, Inc. ("PIC") and the Fund, and the investment subadvisory agreement (the "Subadvisory Agreement") between PIC and Kayne Anderson Rudnick Investment Management, LLC ("Subadvisor"), each of which took effect on September 1, 2006. Prior to September 1, 2006, Kayne Anderson Rudnick Investment Management, LLC had acted as investment adviser to the Fund. Effective September 1, 2006, PIC became Investment Adviser and Kayne Anderson Rudnick became Subadvisor as a result of a realignment in investment advisers wholly owned and controlled by Phoenix Investment Partners, Inc. The Fund relied on opinion of special counsel to determine that shareholder approval of the new advisory agreement was not needed due to these actions. Pursuant to the Advisory Agreement, PIC provides advisory services to the Fund. Pursuant to the Subadvisory Agreement, the Subadvisor provides the day to day investment management for the Fund.

      During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving each agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of each agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

ADVISORY AGREEMENT CONSIDERATIONS

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services provided by PIC and its affiliates are reasonable. The Board's conclusion was based, in part, upon services provided to other funds managed by PIC and which would be provided to the Fund, such as quarterly reports provided by PIC: 1) comparing the performance of the Fund with a peer group and benchmark, 2) showing that the investment policies and restrictions for the Fund were followed, and 3) covering matters such as the compliance of investment personnel and other access persons with PIC's and the Fund's code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment. The Board noted that PIC would be responsible for the general oversight of the investment programs of the Fund and the monitoring of the Subadvisor's investment performance and its compliance with applicable laws, regulations, policies and procedures. In this regard, the Board considered the detailed performance review process of PIC's Investment Oversight Committee. With respect to compliance monitoring, the Board noted that PIC requires quarterly compliance certifications from the Subadvisor and would conduct compliance due diligence visits at the Subadvisor. The Board also considered the experience of PIC having acted as an investment adviser to mutual funds for over 70 years and its current experience in acting as an investment adviser to over 60 mutual funds and several institutional clients. The Board also noted the extent of benefits that are provided to Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the transfer agent and shareholder services that are provided to Fund shareholders by an affiliate of PIC, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

      INVESTMENT PERFORMANCE. The Board did not separately review performance for PIC as the Advisory Agreement was in effect only as of September 1, 2006.

      PROFITABILITY. The Board also considered the level of profits expected to be realized by PIC and its affiliates in connection with the operation of the Fund. In this regard, the Board reviewed the Fund profitability analysis addressing the overall profitability of PIC for its management of the Phoenix retail fund family, as well as its expected profits and that of its affiliates for providing administrative support for the Fund. Attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation appeared reasonable. The Board concluded that the expected profitability to PIC from the Fund was reasonable.

      MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of Fund expenses. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of funds selected by Lipper as the Fund's appropriate Lipper expense peer group. The Board noted that the total expenses of the Fund were higher than the average total expenses for comparable funds and that the management fee was below the median for the peer group. The Board further noted that the management fee remained the same after PIC became the investment adviser for the Fund. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its Lipper expense peer group and concluded that such fee and expenses were reasonable.

      ECONOMIES OF SCALE. The Board noted that it was likely that PIC and the Fund would achieve certain economies of scale as the assets grew. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT FOR PHOENIX SMALL-MID CAP FUND (THE "FUND")
DECEMBER 31, 2006 (UNAUDITED) (CONTINUED)

SUBADVISORY AGREEMENT CONSIDERATIONS

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services that are provided by the Subadvisor are reasonable. The Board's opinion was based, in part, upon the extensive experience of the Subadvisor and the portfolio managers in managing other accounts, as well as managing the Fund as investment adviser until September 1, 2006. In this regard, the Board noted that each member of the portfolio management team had over 11 years of experience in managing investments for clients of the Subadvisor. The Board also considered the Subadvisor's experience in managing over $8 billion in assets. Turning to compensation, the Board noted that a primary factor in the Subadvisor's determination of the amount of bonus compensation to portfolio managers was the relative investment performance of the funds that they managed which would align their interests with those of the Fund's shareholders. The Board also considered and was satisfied with the adequacy of the Subadvisor's compliance program.

      INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing the performance was given in a report for the Fund prepared by Lipper Financial Services ("Lipper") for the contract renewal process. The Lipper report showed the investment performance of the Fund's Class X shares for the 1, 3 and 5 year periods ended September 30, 2006 and the year-to-date period ended September 30, 2006. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. While the Board noted that the Fund had trailed its benchmark for the 3 and 5 year periods and slightly for the year-to-date period, it also noted the Fund's performance relative to its benchmark and Lipper peer group had improved during the recent year-to-date and 1 year periods

      PROFITABILITY. The Board did not separately review profitability information for the Subadvisor, noting that the subadvisory fee is paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

      SUBADVISORY FEE. The Board reviewed the subadvisory fees along with fees charged by the Subadvisor to comparative funds that it managed, but also noted that the subadvisory fees are paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

      ECONOMIES OF SCALE. The Board also considered the existence of any economies of scale and whether those economies would be passed along to the Fund's shareholders, but noted that any economies would be generated with respect to PIC because the Fund does not pay the subadvisory fee.

                         RESULTS OF SHAREHOLDER MEETING
                               PHOENIX ASSET TRUST
                                OCTOBER 31, 2006
                                   (UNAUDITED)

      At a special meeting of shareholders of Phoenix Asset Trust (the "Trust") held on October 31, 2006, shareholders voted on the following proposals:

      1. To elect eleven Trustees to serve on the Board of Trustees until the next meeting of shareholders at which Trustees are elected (Proposal
            1).

      2. To ratify the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trusts (Proposal 7).

NUMBER OF ELIGIBLE UNITS VOTED:

                                                            FOR         AGAINST
                                                        -----------    ---------
1.    Election of Trustees
      E. Virgil Conway .............................    153,940,576    1,244,739
      Harry Dalzell-Payne ..........................    153,937,112    1,248,203
      Daniel T. Geraci .............................    153,940,576    1,244,739
      Francis E. Jeffries ..........................    153,940,576    1,244,739
      Leroy Keith, Jr ..............................    153,940,576    1,244,739
      Marilyn E. LaMarche ..........................    153,940,576    1,244,739
      Philip R. McLoughlin .........................    153,940,576    1,244,739
      Geraldine M. McNamara ........................    153,930,662    1,254,654
      James M. Oates ...............................    153,940,576    1,244,739
      Richard E. Segerson ..........................    153,934,418    1,250,898
      Ferdinand L. J. Verdonck .....................    153,940,576    1,244,739

                                                            FOR         AGAINST      ABSTAIN
                                                        -----------    ---------    ---------
2.    To ratify the appointment of
      PricewaterhouseCoopers LLC as the independent
      registered public accounting firm ............    153,477,591      258,057    1,449,667

                         RESULTS OF SHAREHOLDER MEETING
                          PHOENIX RISING DIVIDENDS FUND
                                NOVEMBER 21, 2006
                                   (UNAUDITED)

      At a special meeting of shareholders of Phoenix Rising Dividends Fund (the "Fund"), a series of Phoenix Asset Trust (the "Trust") held on November 21, 2006, shareholders voted on the following proposals:

      1. To approve a proposal to permit Phoenix Investment Counsel, Inc. ("PIC") to hire and replace subadvisers or to modify subadvisory agreements without shareholder approval (Proposal 2).

      2. To approve a proposal to remove or amend the following fundamental investment restrictions of the funds of the Phoenix Asset Trust to conform to the standard fundamental investment restrictions of the Phoenix Funds (Proposal 4).

                  4.a. Investment of assets in a single open-end investment company

                  4.b.  Change of status as a diversified series

                  4.c. Investment of more than 25% of assets in companies engaged in one industry

                  4.d.  Limits on borrowing

                  4.e.  Issuance of senior securities

                  4.f.  Underwriting activities

                  4.g.  Purchase and sale of real estate

                  4.h.  Purchase and Sale of Commodities and Commodities
                        Contracts

                  4.i.  Limits on Lending

      3. To approve a proposal to reclassify the investment objective of the Investment Objective Funds from fundamental to non-fundamental (Proposal 6).

                         RESULTS OF SHAREHOLDER MEETING
                          PHOENIX RISING DIVIDENDS FUND
                                NOVEMBER 21, 2006
                             (UNAUDITED) (CONTINUED)

NUMBER OF ELIGIBLE UNITS VOTED:

                                                              FOR      AGAINST   ABSTAIN   BROKER NON-VOTES
                                                           ---------   -------   -------   ----------------
1.    To permit PIC to hire and replace subadvisers
      or to modify subadvisory agreements without
      shareholder approval .............................   4,182,196    12,635    14,099        724,436

2. To remove or amend the following fundamental investment restrictions of the funds of the Phoenix Asset Trust to conform to the standard fundamental investment restrictions of the
      Phoenix Funds

      a. Investment of assets in a single open-end
         investment company ............................   4,182,623     9,831    16,476        724,436

      b. Change of status as a diversified series ......   4,183,990     8,464    16,476        724,436

      c. Investment of more than 25% of assets in
         companies engaged in one industry .............   4,183,975    10,114    14,841        724,436

      d. Limits on borrowing ...........................   4,183,122     9,381    16,427        724,436

      e. Issuance of senior securities .................   4,184,275     9,684    14,971        724,436

      f. Underwriting activities .......................   4,187,242     8,366    13,321        724,436

      g. Purchase and sale of real estate ..............   4,185,778     8,311    14,841        724,436

      h. Purchase and sale of commodities and
         commodities contracts .........................   4,185,559     8,545    14,826        724,436

      i. Limits on lending .............................   4,182,923     7,930    18,077        724,436

3.    Reclassify the investment objective of the
      Investment Objective Funds from fundamental
      to non-fundamental ...............................   3,620,000   572,976    15,954        724,436

                         RESULTS OF SHAREHOLDER MEETING
                           PHOENIX SMALL-MID CAP FUND
                                NOVEMBER 21, 2006
                                   (UNAUDITED)

      At a special meeting of shareholders of Phoenix Small-Mid Cap Fund (the "Fund"), a series of Phoenix Asset Trust (the "Trust") held on November 21, 2006, shareholders voted on the following proposals:

      1. To approve a proposal to permit Phoenix Investment Counsel, Inc. ("PIC") to hire and replace subadvisers or to modify subadvisory agreements without shareholder approval (Proposal 2).

      2. To approve a proposal to remove or amend the following fundamental investment restrictions of the funds of the Phoenix Asset Trust to conform to the standard fundamental investment restrictions of the Phoenix Funds (Proposal 4).

                  4.a. Investment of assets in a single open-end investment company

                  4.b.  change of status as a diversified series

                  4.c. Investment of more than 25% of assets in companies engaged in one industry

                  4.d.  Limits on borrowing

                  4.e.  Issuance of senior securities

                  4.f.  Underwriting activities

                  4.g.  Purchase and sale of real estate

                  4.h.  Purchase and Sale of Commodities and Commodities
                        Contracts

                  4.i.  Limits on Lending

      3. To approve a proposal to reclassify the investment objective of the Investment Objective Funds from fundamental to non-fundamental (Proposal 6).

                         RESULTS OF SHAREHOLDER MEETING
                           PHOENIX SMALL-MID CAP FUND
                                NOVEMBER 21, 2006
                             (UNAUDITED) (CONTINUED)

NUMBER OF ELIGIBLE UNITS VOTED:

                                                              FOR      AGAINST   ABSTAIN   BROKER NON-VOTES
                                                           ---------   -------   -------   ----------------
1.    To permit PIC to hire and replace subadvisers
      or to modify subadvisory agreements without
      shareholder approval .............................   3,023,010    18,707    50,669        842,440

2. To remove or amend the following fundamental investment restrictions of the funds of the Phoenix Asset Trust to conform to the standard fundamental investment restrictions of the
      Phoenix Funds

      a. Investment of assets in a single
         open-end investment company ...................   3,010,286    28,726    53,374        842,440

      b. Change of status as a diversified series ......   2,958,977    82,206    51,202        842,440

      c. Investment of more than 25% of assets in
         companies engaged in one industry .............   2,947,986    93,458    50,942        842,440

      d. Limits on borrowing ...........................   2,949,483    85,630    57,272        842,440

      e. Issuance of senior securities .................   2,952,370    76,825    63,191        842,440

      f. Underwriting activities .......................   2,964,309    77,484    50,593        842,440

      g. Purchase and sale of real estate ..............   2,949,840    80,437    62,109        842,440

      h. Purchase and sale of commodities and
         commodities contracts .........................   2,942,325    84,272    65,789        842,440

      i. Limits on lending .............................   2,933,843    87,865    70,678        842,440

3.    Reclassify the investment objective of the
      Investment Objective Funds from fundamental to
      non-fundamental ..................................   2,703,199   327,755    61,431        842,440

FUND MANAGEMENT TABLES (UNAUDITED)

      Information pertaining to the Trustees and officers of the Trust as of December 31, 2006, is set forth below. The statement of additional information
(SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

      The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.

                              INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                             NUMBER OF
                                           PORTFOLIOS IN
                                            FUND COMPLEX                              PRINCIPAL OCCUPATION(S)
    NAME, ADDRESS AND         LENGTH OF     OVERSEEN BY                               DURING PAST 5 YEARS AND
      DATE OF BIRTH          TIME SERVED      TRUSTEE                           OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
E. Virgil Conway            Served since         62        Chairman, Rittenhouse Advisors, LLC (consulting firm) (2001-present).
Rittenhouse Advisors, LLC   1993.                          Trustee/Director, Phoenix Funds Complex (1983-present).
101 Park Avenue                                            Trustee/Director, Realty Foundation of New York (1972-present), Josiah
New York, NY 10178                                         Macy, Jr. Foundation (Honorary) (2004-present), Pace University
DOB: 8/2/29                                                (Director/Trustee Emeritus) (2003-present), Greater New York Councils,
                                                           Boy Scouts of America (1985-present), The Academy of Political Science
                                                           (Vice Chairman) (1985-present), Urstadt Biddle Property Corp.
                                                           (1989-present), Colgate University (Trustee Emeritus) (2004-present).
                                                           Director/Trustee, The Harlem Youth Development Foundation, (Chairman)
                                                           (1998-2002), Metropolitan Transportation Authority (Chairman)
                                                           (1992-2001), Trism, Inc. (1994-2001), Consolidated Edison Company of New
                                                           York, Inc. (1970-2002), Atlantic Mutual Insurance Company (1974-2002),
                                                           Centennial Insurance Company (1974-2002), Union Pacific Corp.
                                                           (1978-2002), Accuhealth (1994-2002), Pace University (1978-2003), New
                                                           York Housing Partnership Development Corp. (Chairman) (1981-2003),
                                                           Josiah Macy, Jr. Foundation (1975-2004).
------------------------------------------------------------------------------------------------------------------------------------
Harry Dalzell-Payne         Served since         62        Retired. Trustee/Director, Phoenix Funds Complex (1983-present).
The Flat, Elmore Court      1993.
Elmore, GL0S, GL2 3NT
U.K.
DOB: 9/8/29
------------------------------------------------------------------------------------------------------------------------------------
Francis E. Jeffries         Served since         63        Director, The Empire District Electric Company (1984-2004).
8477 Bay Colony Dr. #902    1995.                          Trustee/Director, Phoenix Funds Complex (1987-present).
Naples, FL 34108
DOB: 9/23/30
------------------------------------------------------------------------------------------------------------------------------------
Leroy Keith, Jr.            Served since         60        Partner, Stonington Partners, Inc. (private equity fund) (2001-present).
Stonington Partners, Inc.   1980.                          Director/Trustee, Evergreen Funds (88 portfolios) (1989-present).
736 Market Street,                                         Trustee, Phoenix Funds Family (1980-present). Director, Diversapak
Ste. 1430                                                  (2002-present), Obaji Medical Products Company (2002-present). Director,
Chattanooga, TN 37402                                      Lincoln Educational Services (2002-2004).
DOB: 2/14/39
------------------------------------------------------------------------------------------------------------------------------------
Geraldine M. McNamara       Served since         62        Retired. Trustee/Director, Phoenix Funds Complex (2001-present).
40 East 88th Street         2001.                          Managing Director, U.S. Trust Company of New York (private bank)
New York, NY 10128                                         (1982-2006).
DOB: 4/17/51
------------------------------------------------------------------------------------------------------------------------------------

                              INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                             NUMBER OF
                                           PORTFOLIOS IN
                                            FUND COMPLEX                            PRINCIPAL OCCUPATION(S)
       NAME, ADDRESS          LENGTH OF     OVERSEEN BY                             DURING PAST 5 YEARS AND
     AND DATE OF BIRTH       TIME SERVED      TRUSTEE                         OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James M. Oates              Served since         60        Trustee/Director Phoenix Funds Family (1987-present). Managing Director,
c/o Northeast Partners      1993.                          Wydown Group (consulting firm) (1994-present). Director, Investors
150 Federal Street,                                        Financial Service Corporation (1995-present), Investors Bank & Trust
Suite 1000                                                 Corporation (1995-present), Stifel Financial (1996-present), Connecticut
Boston, MA 02110                                           River Bancorp (1998-present), Connecticut River Bank (1999-present),
DOB: 5/31/46                                               Trust Company of New Hampshire (2002-present). Chairman, Emerson
                                                           Investment Management, Inc. (2000-present). Independent Chairman, John
                                                           Hancock Trust (since 2005), Trustee, John Hancock Funds II and John
                                                           Hancock Funds III (since 2005). Trustee, John Hancock Trust (2004-2005).
                                                           Director/Trustee, Phoenix Investment Partners, Ltd. (1995-2001), 1Mind,
                                                           Inc. (formerly 1Mind.com) (2000-2002), Plymouth Rubber Co. (1995-2003).
                                                           Director and Treasurer, Endowment for Health, Inc. (2000-2004).
                                                           Chairman, Hudson Castle Group, Inc. (Formerly IBEX Capital Markets,
                                                           Inc.) (financial services) (1997-2006).
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Segerson         Served since         60        Managing Director, Northway Management Company (1998-present). Trustee/
73 Briggs Way               1993.                          Director, Phoenix Funds Family (1983-present).
Chatham, MA 02633
DOB: 2/16/46
------------------------------------------------------------------------------------------------------------------------------------
Ferdinand L. J. Verdonck    Served since         60        Director, Banco Urquijo (Chairman) (1998-present). Trustee, Phoenix
Nederpolder, 7              2006.                          Funds Family (2002-present). Director EASDAQ (Chairman) (2001-present),
B-9000 Gent, Belgium                                       The JP Morgan Fleming Continental European Investment Trust
DOB: 7/30/42                                               (1998-present), Groupe SNEF (1998-present), Santens N.V. (1999-present).
                                                           Managing Director, Almanij N.V. (1992-2003). Director, KBC Bank and
                                                           Insurance Holding Company (Euronext) (1992-2003), KBC Bank (1992-2003),
                                                           KBC Insurance (1992-2003), Kredietbank, S.A. Luxembourgeoise
                                                           (1992-2003), Investco N.V. (1992-2003), Gevaert N.V. (1992-2003), Fidea
                                                           N.V. (1992-2003), Almafin N.V. (1992-2003), Centea N.V. (1992-2003),
                                                           Dutch Chamber of Commerce for Belgium and Luxembourg (1995-2001),
                                                           Phoenix Investment Partners, Ltd. (1995-2001). Director, Degussa
                                                           Antwerpen N.V. (1998-2004).
------------------------------------------------------------------------------------------------------------------------------------

                               INTERESTED TRUSTEES

      Each of the individuals listed below is an "interested person" of the Fund, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

------------------------------------------------------------------------------------------------------------------------------------
                                             NUMBER OF
                                           PORTFOLIOS IN
                                            FUND COMPLEX                            PRINCIPAL OCCUPATION(S)
       NAME, ADDRESS          LENGTH OF     OVERSEEN BY                             DURING PAST 5 YEARS AND
     AND DATE OF BIRTH       TIME SERVED      TRUSTEE                         OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
George R. Aylward           President            60        Senior Vice President and Chief Operating Officer, Asset Management, The
DOB: 8/17/64(1)             since 2006.                    Phoenix Companies, Inc. (2004-present). President (since November 2006)
                                                           and Chief Operating Officer (2004-present), Phoenix Investment Partners,
                                                           Ltd. President, certain funds within the Phoenix Funds Family (since
                                                           November 2006). Previously, Executive Vice President, Phoenix Investment
                                                           Partners, Ltd. (2004- November 2006). Vice President, Phoenix Life
                                                           Insurance Company (2002-2004). Vice President, The Phoenix Companies,
                                                           Inc. (2001-2004). Vice President, Finance, Phoenix Investment Partners,
                                                           Ltd. (2001-2002). Assistant Controller, Phoenix Investment Partners,
                                                           Ltd. (1996-2001). Executive Vice President, certain funds within the
                                                           Phoenix Funds Family (2004-November 2006).
------------------------------------------------------------------------------------------------------------------------------------
Marilyn E. LaMarche(2)      Served since         60        Limited Managing Director, Lazard Freres & Co. LLC (1997-present).
Lazard Freres & Co. LLC     2005.                          Trustee/ Director, Phoenix Funds Family (2002-present). Director, The
30 Rockefeller Plaza,                                      Phoenix Companies, Inc. (2001-2005) and Phoenix Life Insurance Company
59th Floor                                                 (1989-2005).
New York, NY 10020
DOB: 5/11/34
------------------------------------------------------------------------------------------------------------------------------------
Philip R. McLoughlin(3)     Served since         80        Partner, CrossPond Partners, LLC (2006-present), Director, PXRE
200 Bridge Street           1999.                          Corporation (Reinsurance) (1985-present), World Trust Fund
Chatham, MA 02633                                          (1991-present). Director/Trustee, Phoenix Funds Complex (1989-present).
DOB: 10/23/46               Chairman                       Management Consultant (2002-2004), Chairman (1997-2002), Chief Executive
                                                           Officer (1995-2002), Director (1995- 2002), Phoenix Investment Partners,
                                                           Ltd., Director and Executive Vice President, The Phoenix Companies, Inc.
                                                           (2000-2002). Director (1994-2002) and Executive Vice President,
                                                           Investments (1987-2002), Phoenix Life Insurance Company. Director
                                                           (1983-2002) and Chairman (1995-2002), Phoenix Investment Counsel, Inc.
                                                           Director (1982-2002), Chairman (2000-2002) and President (1990-2000),
                                                           Phoenix Equity Planning Corporation. Chairman and President,
                                                           Phoenix/Zweig Advisers LLC (2001-2002). Director (2001-2002) and
                                                           President (April 2002- September 2002), Phoenix Investment Management
                                                           Company. Director and Executive Vice President, Phoenix Life and Annuity
                                                           Company (1996-2002). Executive Vice President (1994-2002) and Chief
                                                           Investment Counsel (1994-2002), PHL Variable Insurance Company.
                                                           Director, Phoenix National Trust Holding Company (2001-2002). Director
                                                           (1985-2002), Vice President (1986-2002) and Executive Vice President
                                                           (April 2002-September 2002), PM Holdings, Inc. Director, WS Griffith
                                                           Associates, Inc. (1995-2002). Director, WS Griffith Securities, Inc.
                                                           (1992-2002).
------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Aylward is an "interested person" as defined in the Investment Company Act of 1940, by reason of his position with Phoenix Investment Partners, Ltd. and its affiliates.

(2) Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her former position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.

(3) Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his former relationship with Phoenix Investment Partners, Ltd. and its affiliates.

                   OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                              POSITION(S) HELD WITH
  NAME, ADDRESS AND            TRUST AND LENGTH OF                                PRINCIPAL OCCUPATION(S)
    DATE OF BIRTH                  TIME SERVED                                      DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Nancy G. Curtiss           Senior Vice President        Assistant Treasurer (2001-present), Vice President, Fund Accounting
DOB: 11/24/52              since 2006.                  (1994-2000), Phoenix Equity Planning Corporation. Vice President, Phoenix
                                                        Investment Partners, Ltd. (2003-present). Senior Vice President, the
                                                        Phoenix Funds Family (since 2006). Vice President, The Phoenix Edge Series
                                                        Fund (1994-present), Treasurer, The Zweig Fund Inc. and the Zweig Total
                                                        Return Fund Inc. (2003-present). Chief Financial Officer (2005-2006) and
                                                        Treasurer (1994-2006), or Assistant Treasurer (2005-2006), certain funds within the Phoenix Fund Complex.
------------------------------------------------------------------------------------------------------------------------------------
Francis G. Waltman         Senior Vice President        Senior Vice President, Asset Management Product Development, The Phoenix
DOB: 7/27/62               since 2004.                  Companies, Inc. (since 2006). Senior Vice President, Asset Management
                                                        Product Development, Phoenix Investment Partners, Ltd. (2005-present).
                                                        Senior Vice President and Chief Administrative Officer, Phoenix Investment
                                                        Partners, Ltd., (2003-2004). Senior Vice President and Chief
                                                        Administrative Officer, Phoenix Equity Planning Corporation (1999-2003).
                                                        Senior Vice President, certain funds within the Phoenix Funds Family
                                                        (2004-present).
------------------------------------------------------------------------------------------------------------------------------------
Marc Baltuch               Vice President and           Chief Compliance Officer, Zweig-DiMenna Associates LLC (1989-present).
c/o Zweig-Dimenna          Chief Compliance Officer     Vice President and Chief Compliance Officer, certain Funds within the
Associates, LLC            since 2004.                  Phoenix Fund Complex (2004-present). Vice President, The Zweig Total
900 Third Avenue                                        Return Fund, Inc. (2004-present). Vice President, The Zweig Fund, Inc.
New York, NY 10022                                      (2004-present). President and Director of Watermark Securities, Inc.
DOB: 9/23/45                                            (1991-present). Assistant Secretary of Gotham Advisors Inc.
                                                        (1990-present). Secretary, Phoenix-Zweig Trust (1989-2003). Secretary,
                                                        Phoenix-Euclid Market Neutral Fund (1999-2002).
------------------------------------------------------------------------------------------------------------------------------------
W. Patrick Bradley         Chief Financial Officer      Second Vice President, Fund Administration, Phoenix Equity Planning
DOB: 3/2/72                and Treasurer since          Corporation (2004-present). Chief Financial Officer and Treasurer
                           2005.                        (2006-present) or Chief Financial Officer and Treasurer (2005-present), certain funds within the Phoenix Fund Family. Vice President, Chief
                                                        Financial Officer, Treasurer and Principal Accounting Officer, The Phoenix
                                                        Edge Series Fund (since 2006). Assistant Treasurer, certain funds within the Phoenix Fund Complex (2004-2006). Senior Manager (2002-2004), Manager
                                                        (2000-2002), Audit, Deloitte & Touche, LLP.
------------------------------------------------------------------------------------------------------------------------------------
Kevin J. Carr              Vice President,              Vice President and Counsel, Phoenix Life Insurance Company (2005-present).
One American Row           Chief Legal Officer,         Vice President, Counsel, Chief Legal Officer and Secretary of certain
Hartford, CT 06102         Counsel and                  funds within the Phoenix Fund Complex (2005-present). Compliance Officer
DOB: 8/30/54               Secretary since 2005.        of Investments and Counsel, Travelers Life & Annuity Company ( January
                                                        2005-May 2005). Assistant General Counsel, The Hartford Financial
                                                        Services Group (1999-2005).
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX ASSET TRUST
101 Munson Street
Greenfield, MA 01301-9668

TRUSTEES
George R. Aylward
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L. J. Verdonck

OFFICERS
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and Chief Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Counsel, Secretary and Chief Legal Officer

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

TRANSFER AGENT
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899


CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

HOW TO CONTACT US
Mutual Fund Services                                     1-800-243-1574
Advisor Consulting Group                                 1-800-243-4361
Telephone Orders                                         1-800-367-5877
Text Telephone                                           1-800-243-1926
Web site                                                 PHOENIXFUNDS.COM

--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

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

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

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

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

                                                                 ---------------
                                                                    PRESORTED
                                                                     STANDARD
                                                                   U.S. POSTAGE
                                                                       PAID
                                                                  Louisville, KY
                                                                 Permit No. 1051
                                                                 ---------------
[LOGO OMITTED]
PHOENIX

Phoenix Equity Planning Corporation
P.O. Box 150480
Hartford, CT 06115-0480




For more information about Phoenix mutual funds,

please call your financial representative, contact us

at 1-800-243-1574 or visit PHOENIXFUNDS.COM.




NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.

NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

PXP1813                                                                     2-07
BPD19589



ITEM 2.   CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR.

     (d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph
          (b) of the instructions for completion of this Item.


ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

  (a)(1) The Registrant's Board of Trustees has determined that the Registrant has an "audit committee financial expert" serving on its Audit Committee.

  (a)(2) E. Virgil Conway has been determined by the Registrant to possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert." Mr. Conway is an "independent" trustee pursuant to paragraph (a)(2) of
          Item 3 to Form N-CSR.

  (a)(3)  Not applicable.


ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $56,300 for 2006 and $95,000 for 2005.

Audit-Related Fees
------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $5,000 for 2006 and $5,000 for 2005. This represents the review of the semi-annual financial statements.

Tax Fees
--------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $19,300 for 2006 and $20,000 for 2005.

          "Tax Fees" are those primarily associated with review of the Trust's tax provision and qualification as a regulated investment company
          (RIC) in connection with audits of the Trust's financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund's federal income and excise tax returns.

All Other Fees
--------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2006 and $0 for 2005.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          The Phoenix Asset Trust (the "Fund") Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Board. As noted above, the Board must also approve other non-audit services provided to the Fund and those non-audit services provided to the
          Fund's Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Board believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Board without consideration on a specific case-by-case basis ("general pre-approval").

          The Audit Committee has determined that Mr. E. Virgil Conway, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In the event that Mr. Conway determines that the full board should review the request, he has the opportunity to convene a meeting of the Funds Board. In any event, the Board is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

  (e)(2)  The percentage of services described in each of paragraphs (b) through
          (d) of this Item that were approved by the audit committee pursuant to paragraph (c) (7) (i)(C) of Rule 2-01 of Regulation S-X are as follows:

                    (b)  100% for 2006; Not applicable for 2005

                    (c)  100% for 2006; 100% for 2005

                    (d)  Not applicable for 2006; Not applicable for 2005

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $961,830 for 2006 and $892,561 for 2005.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.   SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

  (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

  (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3) Not applicable.

    (b)  Certifications  pursuant  to Rule  30a-2(b)  under  the  1940  Act  and
         Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Phoenix Asset Trust
           ---------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date              3/9/07
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date              3/9/07
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley,  Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date              3/9/07
    ----------------------------------------------------------------------------



 * Print the name and title of each signing officer under his or her signature.